                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 103                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 103                                               [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       -----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: February 27, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date)pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on February 27, 2004 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your

American Century

prospectus

A CLASS
B CLASS
C CLASS
Select Fund
New Opportunities II Fund
Capital Growth Fund

ADVISOR CLASS
Select Fund

FEBRUARY 27, 2004

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or determined if this Prospectus is accurate or complete.  Anyone who tells you otherwise is committing a crime.

American Century
Investment Services, Inc.

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities.  That's why we are  focused on  achieving  superior  results  and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the
Prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

[graphic of a triangle]  This symbol is used  throughout  the book to  highlight definitions of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
The funds look for common stocks of growing  companies.  Each fund's  investment strategy is based on the belief  that,  over the long term,  stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed  description of American  Century's growth investment style begins on page 8.

The funds' principal risks include

o    Market Risk - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o    Principal  Loss - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    Foreign Securities - The funds may invest in foreign securities,  which can be riskier than investing in U.S. securities.

WHO MAY WANT TO INVEST IN THE FUNDS?
The funds may be a good investment if you are

o    seeking long-term capital growth from your investment

o    comfortable with short-term price volatility

o    comfortable with the risks associated with the funds' investment strategies

o    investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?
The funds may not be a good investment if you are
o    seeking current income from your investment

o    investing for a short period of time

o    uncomfortable with short-term volatility in the value of your investment

[graphic of a triangle] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC)
or any other government agency.

FUND PERFORMANCE HISTORY

SELECT FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the  performance of Select's  Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's  historical  returns from year to year.  The returns of the fund's  other  classes of shares  will differ from those shown in the chart, depending on the expenses of those classes.

SELECT FUND -- ADVISOR CLASS

  Chart to come

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                    Highest                          Lowest

Select                              Data to come
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of Select's Advisor
Class shares. Because the fund's A, B and C Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two After-Tax Returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-Tax  Returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual
After-Tax  Returns  depend on an  investor's  tax  situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-Tax
Returns are shown only for Advisor  Class  shares.  After-Tax  Returns for other share classes will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2003    1 year    5 years Life of Class(1)
-----------------------------------------------------------------------------------
SELECT
Return Before Taxes                      Data to come
Return After Taxes on Distributions
Return After Taxes on Distributions
   and Sale of Fund Shares
S&P 500 Index                                                  (2)
   (reflects no deduction for fees, expenses or taxes)

(1) The inception date is August 8, 1997, for the Advisor Class of Select.

(2)  Since August 7, 1997,  the date closest to the class's  inception for which data is available.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

NEW OPPORTUNITIES II FUND

When the A, B or C Class of New Opportunities II has investment results for a full calendar year, this section will feature charts that show

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average  Annual  Total  Returns  for the A, B and C  Classes  of the  fund, including a comparison of these returns to a benchmark index

If the A, B or C  Classes  had  existed  during  the  periods  presented,  their performance would have been substantially  similar to that of the Investor Class because each  represents  an  investment  in the same  portfolio of  securities.
However,  performance of the A, B and C Classes would have been lower because of their higher expense ratios.

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's  historical  returns from year to year.  The returns of the fund's A, B and C Class shares will differ from those  returns  shown in the chart, depending on the expenses of those classes.

NEW OPPORTUNITIES II -- INVESTOR CLASS

   Chart to come

The highest and lowest quarterly returns for the periods reflected in the bar chart are:
                           Highest                  Lowest

New Opportunities II       Data to come
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated three different ways.  Because the fund's A, B and C Class shares did not have a full  calendar  year's  worth of  performance, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two After-Tax  Returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax  Returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual
After-Tax  Returns  depend on an  investor's  tax  situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-Tax
Returns are shown only for Investor  Class shares.  After-Tax  Returns for other share classes will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 200       1 year      Life of Class(1)
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II
Return Before Taxes                        Data to come
Return After Taxes on Distributions
Return After Taxes on Distributions
   and Sale of Fund Shares
Russell 2000 Growth Index
   (refelcts no deduction for fees, expenses or taxes)
S&P 500 Index                                              (2)
   (reflects no deduction for fees, expenses or taxes)

(1)  The inception date for the Investor Class is June 1, 2001.

(2)  Since May 31,  2001,  the date closest to the class's  inception  for which data is available.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

CAPITAL GROWTH FUND

As a new fund, Capital Growth's  performance  history is not available as of the date of this prospectus.  When a class of the fund has investment  results for a full  calendar  year,  this section  will feature  charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      A Class  B Class   C Class   Advisor Class

Maximum Sales Charge (Load)            5.75%      None      None        None
  Imposed on Purchases
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)  None(1)   5.00%(2)   1.00%(3)    None
  (as a percentage of the original
  offering price for B Class shares
  or the lower of the original offering
  price or redemption proceeds for
  A and C Class shares)

(1)  Investments  of $1  million  or more in A Class  shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2)  The charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 16, and is eliminated after six years.

(3)  The charge is 1.00% during the first year after purchase, and is eliminated thereafter.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management  Distribution     Other       Total Annual Fund
                      Fee         and Service    Expenses(2)  Operating Expenses
                                  (12b-1)Fees(1)
--------------------------------------------------------------------------------
SELECT
   A Class            1.00%          0.25%          0.00%             1.25%

   B Class            1.00%          1.00%          0.00%             2.00%

   C Class            1.00%          1.00%          0.00%             2.00%

   Advisor Class      0.75%          0.50% (3)      0.00%             1.25%

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   A Class            1.50%          0.25%          0.00%             1.75%

   B Class            1.50%          1.00%          0.00%             2.50%

   C Class            1.50%          1.00%          0.00%             2.50%

--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class            1.00%          0.25%          0.00%             1.25%

   B Class            1.00%          1.00%          0.00%             2.00%

   C Class            1.00%          1.00%          0.00%             2.00%

(1)  The 12b-1 fee is designed to permit  investors to purchase  shares  through
     broker-dealers,    banks,   insurance   companies   and   other   financial
     intermediaries.  A portion of the fee is used to compensate  such financial intermediaries for ongoing  recordkeeping and administrative  services that would otherwise be performed by an affiliate of the advisor,  and a portion is used to compensate them for distribution and other shareholder services.
     For more information, see Service and Distribution Fees, page 24.

(2)  Other  expenses,  which  include  the  fees  and  expenses  of  the  funds'
     independent  directors and their legal  counsel,  as well as interest,  are expected to be less than 0.005% for the current fiscal year.

(3)  Half of the Advisor  Class 12b-1 fee  (0.25%) is for  shareholder  services provided by financial intermediaries,  which would otherwise be paid by the advisor  out of the  unified  management  fee.  The advisor has reduced its
     unified   management   fee  for  Advisor   Class  shares  to  reflect  this
     arrangement,  but the fee for core investment advisory services is the same for all classes.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year       3 years       5 years         10 years
--------------------------------------------------------------------------------
SELECT

   A Class                 $695          $947          $1,219          $1,991

   B Class                 $602          $823          $1,169          $2,305

   C Class                 $202          $623          $1,069          $2,305

   Advisor Class           $127          $395            $683          $1,503

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   A Class                 $742        $1,091          $1,463          $2,503

   B Class                 $651          $971          $1,417          $2,803

   C Class                 $251          $771          $1,317          $2,803

--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                 $695          $947          $1,219          $1,991

   B Class                 $602          $823          $1,169          $2,305

   C Class                 $202          $623          $1,069          $2,305

You would pay the following expenses if you did not redeem your shares.

                           1 year       3 years       5 years         10 years
--------------------------------------------------------------------------------
SELECT

   A Class                 $695          $947          $1,219          $1,991

   B Class                 $202          $623          $1,069          $2,305

   C Class                 $202          $623          $1,069          $2,305

   Advisor Class           $127          $395            $683          $1,503

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   A Class                 $742        $1,091          $1,463          $2,503

   B Class                 $251          $771          $1,317          $2,803

   C Class                 $251          $771          $1,317          $2,803

--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                 $695          $947          $1,219          $1,991

   B Class                 $202          $623          $1,069          $2,305

   C Class                 $202          $623          $1,069          $2,305

OBJECTIVES, STRATEGIES AND RISKS

SELECT FUND
NEW OPPORTUNITIES II FUND
CAPITAL GROWTH FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?
The Select and Capital  Growth fund managers  look for stocks of companies  they believe will  increase in value over time,  using a growth  investment  strategy developed by American  Century.  The New Opportunities II fund managers look for stocks of smaller-sized companies they believe will increase in value over time, also using American  Century's growth investment  strategy.  This strategy looks for companies with earnings and revenues that are not only growing,  but growing at a successively  faster,  or accelerating,  pace. For New Opportunities II, it also includes  companies whose growth rates,  although still negative,  are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with  accelerating  earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

[graphic of a triangle]  ACCELERATING  GROWTH is shown,  for example,  by growth that is faster this quarter than last or faster this year than the year before.

Although most of the funds' assets will be invested in U.S. companies,  there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the funds  may  invest a  portion  of their  assets in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term   securities,   nonleveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the funds' cash assets remain liquid while  performing  more like stocks.  The funds have a policy governing futures contracts and similar  derivative  securities to help  manage  the risk of these  types of  investments.  For  example,  the fund managers  cannot  invest in a derivative  security if it would be possible for a fund to lose  more  money  than  it  invested.  A  complete  description  of the derivatives policy is included in the Statement of Additional Information.

If the companies in which New  Opportunities  II invests are  successful,  these companies may grow into medium- and large-sized  companies.  In addition, if the fund managers determine that the availability of small-sized  companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?
The New  Opportunities  II fund managers will usually  purchase common stocks of
U.S. and foreign companies that are small at the time of purchase,  but they can purchase other types of securities as well. When  determining  whether a company is  small-sized,  the fund  managers will  consider,  among other  factors,  the capitalization  of the  company  and the  amount of  revenues,  as well as other information  they obtain about the company.  The Select and Capital  Growth fund managers usually purchase common stocks,  but they can purchase other securities as well.  Each fund also may invest in domestic  and foreign  preferred  stocks, convertible  debt securities,  equity-equivalent  securities,  notes,  bonds and other  debt  securities.  Each  fund  generally  limits  its  purchase  of  debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?
Select and Capital Growth  generally invest in larger  companies,  although they may purchase companies of any size.

New Opportunities II generally invests in smaller-sized companies.

When determining the size of a company,  the fund managers will consider,  among other factors,  the  capitalization of the company and the amount of revenues as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because  New  Opportunities  II  generally  invests  in smaller  companies  than
American Century's similarly managed growth equity funds (such as Growth, Ultra,
Select and  Capital  Growth),  it may be more  volatile,  and subject to greater short-term risk, than those funds.  Smaller companies may have limited financial resources,  product  lines and  markets,  and their  securities  may trade  less frequently and in more limited volumes than the securities of larger  companies.
In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets  primarily in U.S.
stocks,  the funds may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S.  stocks.  To the extent a fund invests in foreign  securities,  the overall risk of that fund could be affected.

New  Opportunities  II's  performance  also may be  affected by  investments  in initial  public  offerings  (IPOs).  The impact of IPOs on a fund's  performance depends on the  strength  of the IPO  market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Management

WHO MANAGES THE FUNDS?
The Board of Directors,  investment  advisor and fund management  teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage of the average net assets of each class of shares.  The A, B and C Classes of  Capital  Growth had no assets as of the most recent  fiscal  year end,  but each such  class of Capital  Growth  will pay the advisor a unified  management fee of 1.00%.  The amount of the management fee is calculated daily and paid in monthly arrears.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  pays all expenses of managing and operating each fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the
Funds to the Advisor as a
Percentage of Average Net
Assets for the Most Recent
Fiscal Year Ended October 31, 2003   A Class   B Class   C Class   Advisor Class

Select                                1.00%     1.00%     1.00%       0.75%

New Opportunities II                  1.50%     1.50%     1.50%        N/A

THE FUND MANAGEMENT TEAMS
The advisor uses teams of portfolio  managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

NEW OPPORTUNITIES II

HAROLD S. BRADLEY
Mr. Bradley, Chief Investment Officer-U.S.  Growth Equity for small cap, mid cap and  sector  portfolios,  has  been  a  member  of the  team  that  manages  New
Opportunities  II since June 2003.  He joined  American  Century in 1988 and has managed the global equity,  futures,  and foreign exchange  trading  activities.
Since joining American Century, he has been a portfolio manager for other growth funds and has supervised research and development  efforts. He has a bachelor of arts from Marquette University.

JOHN D. SEITZER
Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American
Century in June 1993 as an Investment Analyst and was promoted to Portfolio
Manager in July 1996. He has a bachelor's degree in accounting and finance from
Kansas State University and an MBA in finance from Indiana University. He is a
CFA charterholder and a Certified Public Accountant.

SELECT

JOHN R. SYKORA
Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Select since September 2002. He joined American Century in
May 1994 as an Investment Analyst and was promoted to Portfolio Manager in
November 1997. He has a bachelor's degree in accounting and finance from
Creighton University and an MBA in finance from Michigan State University. He is a CFA charterholder.

KEITH LEE
Mr. Lee, Portfolio Manager, has been a member of the team since October 2001 and was  promoted  to  Portfolio  Manager  in  July  2003.  He was an  International
Investment  Analyst for  American  Century from July 1998 to July 2000 and was a telecommunications  analyst for Galleon  Management  from July 2000 to September
2001.  He has a bachelor's of science in  industrial  engineering  from Columbia
University. He is a CFA charterholder.

CAPITAL GROWTH

GREGORY J. WOODHAMS
Mr. Woodhams,  Vice President and Senior Portfolio Manager, has been a member of the team that manages  Capital  Growth since its inception.  He joined  American
Century in September 1997 as an Investment Analyst. He was promoted to Portfolio
Manager for the Growth team in May 1998. He has a bachelor's degree in economics from Rice  University and an M.A. in economics from the University of Wisconsin.
He is a CFA charterholder.

E. A. PRESCOTT LEGARD
Mr. LeGard, Vice President and Portfolio Manager,  has been a member of the team that manages Growth since March 2000.  Before joining  American Century in March
1999, he was an Analyst for USAA Investment  Management from March 1998 to March
1999. He has a bachelor's  degree in economics from DePauw  University.  He is a
CFA charterholder.

TIM REYNOLDS
Mr. Reynolds,  Vice President and Portfolio Manager,  joined American Century in
November 1999 as an Investment  Analyst. He was promoted to Portfolio Manager in
August 2001. Prior to joining American Century,  he was a Senior Analyst at USAA
from   May   1997  to   November   1999.   He  has  a   bachelor   of   business
administration-finance  from  Texas  A&M  University  and a  master's  degree in finance from Texas Tech University. He is a CFA charterholder.

CODE OF ETHICS
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS
The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

Select offers the A, B, C and Advisor Classes through this  prospectus;  and New
Opportunities II and Capital Growth offer the A, B and C Classes.  Although each class of shares  represents  an interest in the same fund,  each has a different cost structure, as described below. Which class is right for you depends on many factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee structure of each class,  and how you wish to  compensate  your financial  advisor for the services  provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                      B CLASS

Initial sales charge (1)                     No initial sales charge

Generally no CDSC (2)                        Contingent deferred sales charge on
                                             redemptions within six years

12b-1 fee of 0.25%                           12b-1 fee of 1.00%

No conversion feature                        Convert to A Class shares eight
                                             years after purchase

Generally more appropriate                   Purchase orders limited to amounts
for long-term investors                      less than $100,000

C CLASS                                      ADVISOR CLASS

No initial sales charge                      No initial sales charge

Contingent deferred sales charge on          No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                           12b-1 fee of 0.50%

No conversion feature                        No conversion feature

Purchase orders limited to amounts           Generally offered through
less than $1,000,000; generally more         qualified retirement plans and
appropriate for short-term investors         other fee-based arrangements

(1)  The sales charge for A Class shares decreases depending on the size of your investment,  and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain  purchases of $1,000,000 or more that are redeemed within one year of purchase.

MINIMUM INITIAL INVESTMENT AMOUNTS
To open an  account,  the  minimum  initial  investments  for Select and Capital
Growth are $2,000 for a Coverdell  Education Savings Account (CESA,  formerly an
Education IRA), and $2,500 for all other accounts. For New Opportunities II, the minimum initial  investment  amount is $10,000 for all accounts.  To establish a traditional or Roth IRA in New  Opportunities II, you must exchange from another
American Century IRA,  transfer from another custodian or roll over a minimum of
$10,000 in order to meet the fund's minimum.

CALCULATION OF SALES CHARGES

A CLASS
A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                      Sales Charge        Sales Charge       Amount paid to
                       as a % of           as a % of         Financial Advisor
Purchase Amount      Offering Price   Net Amount Invested  as a % of Offering Price

Less than $50,000        5.75%                6.10%                5.00%

$50,000-$99,999          4.75%                4.99%                4.00%

$100,000-$249,999        3.75%                3.90%                3.25%

$250,000-$499,999        2.50%                2.56%                2.00%

$500,000-$999,999        2.00%                2.04%                1.75%

$1,000,000-$3,999,999    0.00%                0.00%                1.00% (1)

$4,000,000-$9,999,999    0.00%                0.00%                0.50% (1)

$10,000,000 or more      0.00%                0.00%                0.25% (1)

(1)  For purchases over  $1,000,000 by qualified  retirement  plans,  no upfront amount will be paid to financial advisors.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares  of any two or more  American  Century  Advisor  Funds to  qualify  for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS
B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales  charge  (CDSC).  There is no CDSC on  shares acquired through reinvestment of dividends or capital gains.

    Redemption During              CDSC as a % of Original Purchase Price

    1st year                                       5.00%

    2nd year                                       4.00%

    3rd year                                       3.00%

    4th year                                       3.00%

    5th year                                       2.00%

    6th year                                       1.00%

    After 6th year                                 None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS
C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at  redemption,  whichever  is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC Waivers
Any applicable contingent deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59-1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

BUYING AND SELLING SHARES
Your ability to purchase, exchange and redeem shares will depend on the policies of the  financial  intermediary  through  which  you do  business.  Some  policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The funds have authorized  certain financial  intermediaries to accept orders on the funds'  behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

{graphic of a triangle] Financial intermediaries include banks,  broker-dealers, insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE
Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares  of a fund for  shares  of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES
We discourage  market timing and other abusive  trading  practices,  and we take steps to minimize the effect of these activities in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to the funds and their  shareholders,  we  reserve  the right to reject any purchase order (including  exchanges) from any investor we believe has a history of  abusive  trading  or  whose  trading,  in our  judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS
American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS
If you sell your B and C Class or, in certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined  after we receive your  transaction  request in good order.

[graphic of a triangle]  A fund's net asset  value,  or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS
If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUAANTEES
A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are  transferring  ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS
To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE
American  Century  determines  the NAV of each fund as of the  close of  regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the  Exchange is open.  On days when the Exchange is closed  (including  certain
U.S.  holidays),  we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If  current  market  prices  of  securities  owned  by a fund  are  not  readily available,  the  advisor  may  determine  their  fair value in  accordance  with procedures adopted by the fund's board. For example, if which a fund's portfolio securities  principally trade on a foreign exchange that closes before the close of regular  trading on the  exchange  and an event occurs that is likely to have changed the value of those securities, the advisor may determine the securities'
fair value.  Trading of securities  in foreign  markets may not take place every day the  Exchange is open.  Also,  trading in some  foreign  markets and on some electronic trading networks may take place on weekends or holidays when a fund's
NAV is not  calculated.  So, the value of a fund's  portfolio may be affected on days when you can't  purchase or redeem  shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

[graphic  of a  triangle]  Good  order  means that your  instructions  have been received  in the form  required  by  American  Century.  This may  include,  for example,  providing  the  fund  name  and  account  number,  the  amount  of the transaction and all required signatures.

DISTRIBUTIONS
Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the funds  will not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as capital gains realized by a fund on the sale of its  investment  securities.  Each fund  generally pays distributions  from  net  income  and  capital  gains,  if  any,  once a year in
December.  The funds may make more  frequent  distributions,  if  necessary,  to comply with Internal Revenue Code provisions.

[graphic of a triangle]  Capital  gains are  increases  in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

TAXES
The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS
If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS
Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as qualified  dividend income and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

[graphic of a triangle]  Qualified  dividend income is a dividend  received by a fund from the stock of a domestic or qualifying  foreign  corporation,  provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets

Short-term capital gains             Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND
Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of Select,  five classes of shares of New  Opportunities  II and three classes of shares of Capital  Growth through financial  intermediaries:  A Class, B Class, C Class, Advisor Class (for Select
only),   Investor  Class  (for  Select  and  New   Opportunities  II  only)  and
Institutional  Class (for  Select  and New  Opportunities  II only).  The shares offered by this  Prospectus  are A, B, C and (for  Select  only)  Advisor  Class shares, which are offered primarily through employer-sponsored  retirement plans or through  institutions like investment  advisors,  banks,  broker-dealers  and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this  prospectus,  call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described  herein,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class to the distributor.  The distributor pays all or a portion of such fees to the investment advisors, banks,  broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your  investment  and may cost you more  than  other  types of sales charges.  The higher  fees for B and C Class  shares may cost you more over time than  paying  the  initial  sales  charge  for A Class  shares.  For  additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such  expenses  may  include  distribution  services,  shareholder  services  or marketing,  promotional  or related  expenses.  The amount of these  payments is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS
The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years, or less if the share class is not five years old. Because the
A, B and C Class shares of Capital Growth are new, financial  information is not available for these classes as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    Total Return - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    Expense  Ratio - the  operating  expenses  of the fund as a  percentage  of average net assets

o    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

o    Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Reports and the financial statements are included in the funds' annual  reports,  which are available upon request.

NEW OPPORTUNITIES II FUND
A Class

Information to come

NEW OPPORTUNITIES II FUND
B Class

Information to come

NEW OPPORTUNITIES II FUND
C Class

Information to come

SELECT FUND
A Class

Information to come

SELECT FUND
B Class

Information to come

SELECT FUND
C Class

Information to come

SELECT FUND
Advisor Class

Information to come

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

On the Internet             o EDGAR database at www.sec.gov
                            o By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference             Fund Code      Ticker     Newspaper Listing
--------------------------------------------------------------------------------
SELECT

   A Class                 121            AASLX            Select

   B Class                 302            ABSLX            Select

   C Class                 412            ACSLX            Select

   Advisor Class           721            TWCAX            Select

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   A Class                 106            ANOAX              N/A

   B Class                 306            ANOBX              N/A

   C Class                 436            ANOCX              N/A

--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                 N/A             N/A                N/A

   B Class                 N/A             N/A                N/A

   C Class                 N/A             N/A                N/A

Investment Company Act File No. 811-0816

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0403
SH-PRS-36481

American Century
statement of
additional information

FEBRUARY 27, 2004

AMERICAN CENTURY MUTUAL FUNDS, INC.

Growth Fund

Ultra(R)Fund

Select Fund

Vista(R) Fund

Heritage Fund

Balanced Fund

Capital Value Fund

Giftrust(R)Fund

New Opportunities Fund

New Opportunities II Fund

Veedot(R)Fund

Capital Growth Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED FEBRUARY 27, 2004, BUT IS NOT A PROSPECTUS.  THE STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

TABLE OF CONTENTS

THE FUNDS' HISTORY...........................................................2

FUND INVESTMENT GUIDELINES...................................................3
      Growth, Ultra, Select, Vista, Heritage, Giftrust,
      New Opportunities, New Opportunities II, Veedot

      Growth, Ultra, Select, Vista, Heritage, Capital Value,
      Giftrust, New Opportunities, New Opportunities II, Veedot,

THE FUNDS' HISTORY

American  Century  Mutual  Funds,  Inc.  is  a  registered  open-end  management investment  company that was organized in 1957 as a Delaware  corporation  under the  name  Twentieth  Century  Investors,  Inc.  On June 2,  1990,  the  company reorganized as a Maryland  corporation,  and in January 1997 it changed its name to American Century Mutual Funds,  Inc.  Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                            TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
GROWTH

   Investor Class                  TWCGX                     10/31/1958

   Institutional Class             TWGIX                     06/16/1997

   C Class                         TWGCX                     11/28/2001

   R Class                         AGWRX                     08/29/2003

   Advisor Class                   TCRAX                     06/04/1997

--------------------------------------------------------------------------------
ULTRA

   Investor Class                  TWCUX                     11/02/1981

   Institutional Class             TWUIX                     11/14/1996

   C Class                         TWCCX                     10/29/2001

   R Class                         AULRX                     08/29/2003

   Advisor Class                   TWUAX                     10/02/1996

--------------------------------------------------------------------------------
SELECT

   Investor Class                  TWCIX                     10/31/1958

   Institutional Class             TWSIX                     03/13/1997

   A Class                         AASLX                     01/31/2003

   B Class                         ABSLX                     01/31/2003

   C Class                         ACSLX                     01/31/2003

   Advisor Class                   TWCAX                     08/08/1997

--------------------------------------------------------------------------------
VISTA

   Investor Class                  TWCVX                     11/25/1983

   Institutional Class             TWVIX                     11/14/1996

   C Class                         TWVCX                     07/18/2001

   Advisor Class                   TWVAX                     10/02/1996

--------------------------------------------------------------------------------
HERITAGE

   Investor Class                  TWHIX                     11/10/1987

   Institutional Class             ATHIX                     06/16/1997

   C Class                         AHGCX                     06/26/2001

   Advisor Class                   ATHAX                     07/11/1997

--------------------------------------------------------------------------------
BALANCED

   Investor Class                  TWBIX                     10/20/1988

   Institutional Class             ABINX                     05/01/2000

   Advisor Class                   TWBAX                     01/06/1997

--------------------------------------------------------------------------------
CAPITAL VALUE

   Investor Class                  ACTIX                     03/31/1999

   Institutional Class             ACPIX                     03/01/2002

   Advisor Class                   N/A                       05/14/2003

FUND                            TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
GIFTRUST

   Investor Class                  TWGTX                     11/25/1983

--------------------------------------------------------------------------------
NEW OPPORTUNITIES

   Investor Class                  TWNOX                     12/26/1996

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   Investor Class                  ANOIX                     06/01/2001

   Institutional Class             N/A                       N/A

   A Class                         ANOAX                     01/31/2003

   B Class                         ANOBX                     01/31/2003

   C Class                         ANOCX                     01/31/2003

--------------------------------------------------------------------------------
VEEDOT

   Investor Class                  AMVIX                     11/30/1999

   Institutional Class             AVDIX                     08/01/2000

   Advisor Class                   N/A                       N/A

--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                         N/A                       02/27/2004

   B Class                         N/A                       02/27/2004

   C Class                         N/A                       02/27/2004

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing each fund's assets.  Descriptions  of the investment  techniques and risks  associated  with each appear in the section,  Investment  Strategies  and
Risks,  which begins on page 6. In the case of the funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Each fund,  other  than  Veedot,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot  is  nondiversified.  Although  Veedot's  managers  expect  that  it will ordinarily  satisfy the requirements of a diversified  fund, its  nondiversified status  gives it more  flexibility  to  invest  heavily  in the most  attractive companies identified by the fund's methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST,
NEW OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND CAPITAL GROWTH

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund will generally  consist of domestic and foreign common stocks,  convertible debt securities and equity-equivalent  securities.  However,  subject to the specific limitations  applicable to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments  and may use other techniques,  such as those reflected in Table 1 on page 5, when such a course is deemed  appropriate  in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully invested,  regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to  identify  sufficient  acceptable  securities,  or for any other  reason including  the  desire to take a  temporary  defensive  position,  the funds may invest  up to 100%  of  their  assets  in U.S.  government  securities.  In most circumstances,  each fund's  actual level of cash and cash  equivalents  will be less than 10%. The  managers  may use futures  contracts as a way to expose each fund's cash assets to the market while  maintaining  liquidity.  As mentioned in the Prospectuses,  the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page
11.

BALANCED

In general,  within the restrictions outlined here and in the fund's Prospectus, the fund  managers  have  broad  powers to decide  how to  invest  fund  assets, including the power to hold them uninvested.  As a matter of fundamental policy, the managers  will invest  approximately  60% of the fund's  portfolio in equity securities  and the remainder in bonds and other  fixed-income  securities.  The equity portion of the fund  generally  will be invested in equity  securities of companies  comprising the 1,500 largest  publicly traded companies in the United
States.  The fund's investment  approach may cause its equity portion to be more heavily invested in some industries than in others.  However,  it may not invest more  than  25% of its  total  assets  in  companies  whose  principal  business activities are in the same industry.  In addition,  as a diversified  investment company,  its  investments in a single issue are limited,  as described above in
FUND  INVESTMENT  GUIDELINES.  The  fund  managers  also  may  purchase  foreign
securities,   convertible   debt   securities,   equity-equivalent   securities,
non-leveraged   futures  contracts  and  similar   securities,   and  short-term
securities.  See Table 1, page 5.

The fixed-income portion of the fund generally will be invested in a diversified
portfolio  of  high-grade  government,   corporate,   asset-backed  and  similar
securities. There are no maturity restrictions on the fixed-income securities in which the fund  invests,  but  under  normal  conditions  the  weighted  average maturity for the  fixed-income  portion of the fund will be in the  3-to-10-year
range.   The  managers  will  actively  manage  the  portfolio,   adjusting  the
portfolio's  weighted  average  maturity  in  response  to  expected  changes in interest  rates.  During periods of rising  interest  rates, a shorter  weighted average  maturity  may be  adopted  in order to reduce  the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.  The restrictions on the quality of the fixed-income securities the fund may purchase are  described  in  the  Prospectus.  For  a  description  of  the  fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 67.

CAPITAL VALUE

The fund managers will invest  primarily in stocks of medium to large  companies that the managers  believe are  undervalued  at the time of  purchase.  The fund managers will usually purchase common stocks of U.S. and foreign companies,  but they can  purchase  other types of  securities  as well,  such as  domestic  and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities, notes, bonds and other debt securities. See Table 1, page 5.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                          GROWTH                     NEW
                           ULTRA       VISTA    OPPORTUNITIES II
                          SELECT                     NEW                           CAPITAL
                      CAPITAL GROWTH  HERITAGE  OPPORTUNITIES  GIFTRUST  BALANCED   VALUE  VEEDOT
------------------------------------------------------------------------------------------------------
Foreign Securities          X           X            X            X          X        X        X
Convertible Debt
   Securities               X           X            X            X          X        X        X
Short Sales                 X           X            X            X          X        X        X
Portfolio Lending        33-1/3%     33-1/3%      33-1/3%      33-1/3%    33-1/3%  33-1/3%   33-1/3%
Derivative Securities       X           X            X            X          X        X        X
Investments in Companies
   with Limited
   Operating Histories     5%          10%          10%          10%         5%       X       10%
Other Investment
   Companies               10%         10%          10%          10%        10%      10%      10%
 Repurchase Agreements      X           X            X            X          X        X        X
 When-Issued and
   Forward Commitment
   Agreements               X           X            X            X          X        X        X
 Restricted and
   Illiquid Securities     15%         15%          15%          15%        15%      15%      15%
 Short-Term Securities      X           X            X            X          X        X        X
-----------------------------------------------------------------------------------------------------
Futures & Options           X           X            X            X          X        X        X
 Forward Currency
   Exchange Contracts       X           X            X            X          X        X        X
Equity Equivalents          X           X            X            X          X        X        X
-----------------------------------------------------------------------------------------------------
Fixed-Income Securities

   Municipal Notes                                                           X        X
   Municipal Bonds                                                           X        X
   Variable-and
     Floating-Rate
     Obligations                                                             X        X
   Obligations with Term
     Puts Attached                                                           X        X
   Tender Option Bonds                                                                X
   Zero-Coupon and
     Step-Coupon Securities                                                  X
   Inverse Floaters                                                          X        X
   U.S. Government
      Securities            X           X            X            X          X        X        X
   Mortgage-Backed
     Securities                                                              X
   Asset-Backed Securities                                                   X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each  investment  vehicle and technique  contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular  investment vehicle, consult Table 1, page 5.

FOREIGN SECURITIES

Each fund may invest an unlimited  portion of its total assets in the securities of foreign issuers,  including foreign  governments,  when these securities meet its standards of selection.  Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock, however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Each fund will limit its holdings of convertible  debt securities to those that, at the time of purchase,  are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or  Moody's,  are of  equivalent  investment  quality as
determined  by  the  advisor.   Each  fund's  investments  in  convertible  debt
securities and other  high-yield,  non-convertible  debt securities  rated below investment-grade  will  comprise  less than 35% of the fund's net  assets.  Debt
securities   rated  below  the  four  highest   categories  are  not  considered
"investment-grade"    obligations.    These    securities    have    speculative
characteristics and present more credit risk than investment-grade obligations.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent  in kind and amount to the  securities  being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional  debt  securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating  histories.  The managers consider an issuer to have a limited operating  history  if that  issuer  has a record  of less than  three  years of continuous  operation.  The managers will consider periods of capital formation, incubation,  consolidations, and research and development in determining whether a  particular  issuer  has a record  of three  years  of  continuous  operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is  deemed  advisable  as a matter  of  investment  strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is  illiquid.  In such an event,  the fund  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  these funds may invest a portion of their  assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for  fixed-income  funds, or the S&P
500 Index for equity funds.  The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released  to the fund and the fund  realizes  a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so;

(2)  When the fund  managers  believe that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  The fund will cover outstanding forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent that the fund is not able to cover its forward currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The fund managers do not intend to enter into such contracts on a regular basis. Normally,  consideration of the prospect for  currency  parities  will be  incorporated  into  the  long-term  investment decisions made with respect to overall diversification strategies.  However, the fund  managers  believe that it is important to have  flexibility  to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated  to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two  principal  classifications:  general  obligation  bonds and revenue  bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the  issuer's  full faith and credit  based on its ability to levy taxes for the timely  payment of interest and repayment of  principal,  although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and sea port  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

Balanced and Capital Value may invest in fixed-rate bonds subject to third-party puts and participation  interests in such bonds that are held by a bank in trust or  otherwise,  which have tender  options or demand  features  attached.  These tender  options  or demand  features  permit  the funds to tender (or put) their bonds to an  institution  at periodic  intervals  and to receive  the  principal amount  thereof.  The fund  managers  expect  that the  funds  will pay more for securities  with puts  attached  than for  securities  without  these  liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Directors.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

ZERO-COUPON AND STEP-COUPON SECURITIES

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash  interest  payments,  and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities.  Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income,  federal  income tax law  requires  the holder to include in income each year the portion of any original issue discount and other noncash income on such securities  accrued  during  that year.  In order to  continue  to  qualify  for treatment as a regulated  investment company under the Internal Revenue Code and avoid certain  excise tax, the funds are required to make  distributions  of any original  issue  discount  and  other  noncash  income  accrued  for each  year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

Balanced and Capital Value may hold inverse  floaters.  An inverse  floater is a type of derivative  security that bears an interest rate that moves inversely to market  interest  rates.  As market  interest  rates rise,  the interest rate on inverse floaters goes down, and vice versa.  Generally,  this is accomplished by expressing  the interest rate on the inverse  floater as an  above-market  fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering  the inverse floater  program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

MORTGAGE-BACKED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments  during  the life of the  security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE  MAC  CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED  MORTGAGE-BACKED  SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

 The  market  values  of IOs and POs are very  sensitive  to interest rate and prepayment rate fluctuations.  POs, for example,  increase (or decrease) in value as interest  rates decline (or rise).  The price  behavior of these  securities also depends on whether the mortgage  collateral was purchased at a premium or discount to its par value.  Prepayments  on discount  coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other  mortgage-backed  securities.

COMMERCIAL  MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  The credit quality of
CMBS  depends  primarily  on the  quality  of the  underlying  loans  and on the structure of the particular  deal.  Generally,  deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of  subordination  of a particular  class.  Commercial mortgages are generally  structured  with  prepayment  penalties,  which greatly reduces prepayment risk to the investor.

However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers,  their tenants, the servicing agents, or the general state of commercial real estate.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans  by the  individual  or  corporate  borrowers.  Although  the  fund  would generally have no recourse  against the entity that  originated the loans in the event of default by a borrower,  ABS typically  are  structured to mitigate this risk of default.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL  INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY

Senior Securities A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets.

Lending           A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets
                  would be lent to other parties, except (i) through the
                  purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                  This policy shall not prevent a fund from investing in
                  securities or other instruments backed by real estate or
                  securities of companies that deal in real estate or are
                  engaged in the real estate business.

Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                  issued or guaranteed by the U.S. government or any of its
                  agencies or instrumentalities).

Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.

Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.

Control           A fund may not invest for purposes of exercising control
                  over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT              POLICY

Leveraging           A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                     the total assets of the fund.

Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                     Illiquid securities include repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days, and securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.

Short Sales          A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.

Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.

Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.

Issuers with         A fund may invest a portion of its assets in the securities
Limited Operating    of issuers with limited operating histories. An issuer is
Histories            considered to have a limited operating history if that
                     issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                     consolidations, and research and development may be
                     considered in determining whether a particular issuer has
                     a record of three years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights table in that fund's Prospectus.

CAPITAL VALUE FUND

The fund  managers of Capital Value seek to minimize  realized  capital gains by keeping portfolio  turnover low and generally holding portfolio  investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers  carefully  weigh the potential  benefits of  short-term  investing against the tax impact  such  investing  would have on the fund's  shareholders.
However,  the fund managers may sell  securities  to realize  losses that can be used to offset  realized  capital  gains.  They will take such actions when they believe the tax benefits from realizing  losses offset the near-term  investment potential of that security.

OTHER FUNDS

With  respect to each other fund,  the  managers  will sell  securities  without regard to the  length of time the  security  has been  held.  Accordingly,  each fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's investment objective, the managers may sell a given security regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions,  or  because of some  combination  of such  reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be  attained  in the  future.

For Veedot,  events that occurred in 2001 created  significant  challenges.  For example,  the  extreme  volatility  in the  markets  in recent  months  has been dramatic,  causing fund managers to trade more  frequently  than is typical.  In addition,  the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrate the characteristics the fund seeks, which also resulted in more frequent  trading.  Due to these factors,  portfolio turnover has been uncharacteristically high.

For Vista,  Giftrust and New  Opportunities,  the higher portfolio turnover rate for 2001 resulted from efforts to improve the fund's performance, which included replacing  underperforming  stocks and  increasing  the  fund's  diversification across a broader range of  industries.  As a result,  a greater number of stocks were  sold and  purchased  during  2001  than has  been  the  fund's  historical practice.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75;  the  remaining  independent  directors  may  waive  this  requirement  on a case-by-case  basis.  Those  listed as  interested  directors  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc. (ACC) or its  wholly-owned  subsidiaries,  including the funds'
investment  adviser,  American Century Investment  Management,  Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar  capacities for other funds  advised by ACIM.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds. The listed officers are interested  persons of the funds and appointed or re-appointed on an annual basis.

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)  LENGTH                                 COMPLEX    OTHER
                         HELD         OF TIME                                OVERSEEN   DIRECTORSHIPS
                         WITH         SERVED   PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)  DURING PAST 5 YEARS           DIRECTOR   DIRECTOR

------------------------------------------------------------------------------------------------------
Interested Directors

James E. Stowers, Jr.(1) Director,    45       Chairman, Director and         40        None
4500 Main Street         Chairman              controlling shareholder, ACC
Kansas City, MO 64111    of the                Chairman, ACSC and
(80)                     Board                 other ACC subsidiaries
                                               Director, ACIM, ACSC and
                                               other ACC subsidiaries

James E. Stowers III(1)  Director,    13       Co-Chairman, ACC               40        None
4500 Main Street         Chairman              (September 2000 to present)
Kansas City, MO 64111    of the                Chief Executive Officer, ACC
(45)                     Board                 (June 1996 to September 2000)
                                               Director, ACC, ACIM, ACSC
                                               and other ACC subsidiaries

------------------------------------------------------------------------------------------------------
Independent Directors
Thomas A. Brown          Director     23       Strategic Account              40        None
4500 Main Street                               Implementation Manager,
Kansas City, MO 64111                          Applied Industrial
(63)                                           Technologies, Inc.,
                                               a corporation engaged in
                                               the sale of bearings and
                                               power transmission products

Robert W. Doering, M.D.  Director     2        Retired, formerly a            40        None
4500 Main Street         Emeritus(2)           general surgeon
Kansas City, MO 64111
(71)

Andrea C. Hall, Ph.D.    Director     6        Senior Vice President,         40        Director,
4500 Main Street                               Midwest Research Institute               Midwest
Kansas City, MO 64111                                                                   Research
(59)                                                                                    Institute

(1)  James E. Stowers, Jr. is the Father of James E. Stowers III.

(2)  Dr. Robert Doering Resigned as a Full-time Director,  Effective November 5,
     2001, After Serving in Such Capacity for 33 Years. Dr. Doering Continues to
     Serve the Board in an Advisory Capacity.  His Position as Director Emeritus
     is an Advisory  Position and Involves  Attendance  At One Board Meeting Per
     Year to Review  Prior  Year-end  Results  for the Funds.  He  Receives  All
     Regular  Board   Communications,   Including  Monthly  Mailings,   Industry
     Newsletters,  Email  Communications,   and  Company  Information,  But  Not
     Quarterly Board and Committee  Materials  Relating to Meetings That He Does
     Not Attend. Dr. Doering is Not a Director or a Member of the Board, and has
     No Voting Power Relating to Fund Operations. He is Not an Interested Person
     of the Funds or Acim.  He  Receives  an Annual  Stipend  of $2,500  for His
     Services.

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)  LENGTH                                 COMPLEX    OTHER
                         HELD         OF TIME                                OVERSEEN   DIRECTORSHIPS
                         WITH         SERVED   PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)  DURING PAST 5 YEARS           DIRECTOR   DIRECTOR

D.D. (Del) Hock          Director     7        Retired, formerly Chairman,    40        Director, Allied
4500 Main Street                               Public Service Company                   Motion Technologies,
Kansas City, MO 64111                          of Colorado                              Inc. and J.D.
(69)                                                                                    Edwards & Company

Donald H. Pratt          Director,    8        Chairman,                      40        Director, Butler
4500 Main Street         Vice                  Western Investments, Inc.                Manufacturing
Kansas City, MO 64111    Chairman              Retired Chairman of the Board,           Company
(66)                     of the                Butler Manufacturing Company             Director, Atlas-copco,
                         Board                                                          North America Inc.

Gale E. Sayers           Director     3        President, Chief Executive     40        None
4500 Main Street                               Officer and Founder,
Kansas City, MO 64111                          Sayers Computer Source
(60)

M. Jeannine Strandjord   Director     9        Senior Vice President,         40        Director, DST
4500 Main Street                               Long Distance Finance,                   Systems, Inc.
Kansas City, MO 64111                          Sprint Corporation
(58)

Timothy S. Webster       Director    2         President and Chief            40        None
4500 Main Street                               Executive Officer,
Kansas City, MO 64111                          American Italian Pasta
(42)                                           Company

-------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons          President   3        Chief Executive Officer, ACC   Not         Not
4500 Main St.                                  and other ACC subsidiaries     applicable  applicable
Kansas City, MO 64111                          (September 2000 to present)
(48)                                           President, ACC
                                               (June 1997 to present)
                                               President, ACIM
                                               (September 2002 to Present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to September 2000)
                                               Also serves as: Executive Vice
                                               President, ACSC
                                               and other ACC subsidiaries, and

Robert T. Jackson         Executive   8        Chief Administrative Officer,  Not         Not
4500 Main St.             Vice                 ACC (August 1997 to present)   applicable  applicable
Kansas City, MO 64111     President            Chief Financial Officer, ACC
(58)                                           (May 1995 to October 2002)
                                               President, ACSC
                                               (January 1999 to present)
                                               Executive Vice President,
                                               ACC (May 1995 to present)
                                               Also serves as: Executive
                                               Vice President and Chief
                                               Financial Officer, ACIM, ACIS
                                               and other ACC subsidiaries

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                         POSITION(S)  LENGTH                                 COMPLEX     OTHER
                         HELD         OF TIME                                OVERSEEN    DIRECTORSHIPS
                         WITH         SERVED   PRINCIPAL OCCUPATION(S)       BY          HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)  DURING PAST 5 YEARS           DIRECTOR    DIRECTOR

Maryanne Roepke, CPA     Senior       3        Senior Vice President (April   Not          Not
4500 Main St.            Vice                  1998 to present) and           applicable   applicable
Kansas City, MO 64111    President,            Assistant Treasurer (September
(48)                     Treasurer             1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior       3        Senior Vice President, ACIM,   Not          Not
4500 Main St.            Vice                  ACIS, ACSC and other ACC       applicable   applicable
Kansas City, MO 64111    President             subsidiaries
(45)                     and                   (June 1998 to present)
                         General               General Counsel, ACC, ACIM,
                         Counsel               ACIS, ACSC and other
                                               ACC subsidiaries
                                               (June 1998 to present)

Robert Leach             Controller   6        Vice President, ACSC           Not          Not
4500 Main St.                                  February 2000 to present)      applicable   applicable
Kansas City, MO 64111                          Controller-Fund Accounting
(37)                                           (June 1997 to present), ACSC

Jon Zindel               Tax Officer  6        Vice President, Corporate Tax, Not          Not
4500 Main St.                                  ACSC (April 1998 to present)   applicable   applicable
Kansas City, MO 64111                          Vice President, ACIM, ACIS and
(36)                                           other ACC subsidiaries
                                               (April 1999 to present)
                                               President, American Century
                                               Employee Benefit Services, Inc.
                                               (January 2000 to December 2000)
                                               Treasurer, American Century
                                               Employee Benefit Services, Inc.
                                               (December 2000 to present)
                                               Treasurer, American Century
                                               Ventures, Inc.
                                               (December 1999 to present)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31,  2003,  DST  received $x in fees from ACSC.  DST's  revenue for the calendar year ended December 31, 2003 was approximately $x billion.

Ms.  Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55, 890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt Bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any  committee  of the board,  to any agent or  employee  of the funds,  or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  or annual analyses of ACIM's  performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's  profits in respect to the  management  of the American  Century family of funds,  including the  profitability  of managing each fund. The board conducted an extensive  review of ACIM's  methodology in allocating costs to the
management  of  each  fund.  The  board   concluded  that  the  cost  allocation
methodology  employed by ACIM has a reasonable basis and is appropriate in light of all of the  circumstances.  They  considered the profits  realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board also considered  ACIM's profit margins in comparison  with  available  industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of
independent    legal   counsel,    the   board,    including   the   independent
[directors/trustees],  concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.
                                                                               NUMBER OF
                                                                              MEETINGS HELD
                                                                               DURING LAST
COMMITTEE       MEMBERS               FUNCTION                                 FISCAL YEAR

Executive       James E. Stowers, Jr. The  Executive  Committee  performs  the     0
                James E. Stowers III  functions  of  the  Board  of  Directors
                Donald H. Pratt       between board  meetings,  subject to the
                                      limitations  on its power set out in the
                                      Maryland  General  Corporation  Law, and
                                      except  for  matters   required  by  the
                                      Investment  Company Act to be acted upon
                                      by the whole board.

Compliance      Andrea C. Hall, PhD   The    Compliance    and     Shareholder     4
and             Thomas A. Brown       Communications   Committee  reviews  the
Shareholder     Gale E. Sayers        results of the funds' compliance testing
Communications  Timothy S. Webster    program,  reviews quarterly reports from
                                      the Communications  advisor to the board
                                      regarding various compliance matters and
                                      monitors  the   implementation   of  the
                                      funds'  Code of  Ethics,  including  any
                                      violations.

Audit           D.D. (Del) Hock       The  Audit   Committee   recommends  the     4
                Donald H. Pratt       engagement  of  the  funds'  independent
                Jeannine Strandjord   auditors and  oversees  its  activities.
                                      The Committee  receives reports from the
                                      advisor's   Internal  Audit  Department,
                                      which is  accountable  to the Committee.
                                      The Committee  also  receives  reporting
                                      about compliance  matters  affecting the
                                      funds.

Governance      Donald H. Pratt        The Board Governance Committee primarily    0
                Jeannine Strandjord    considers and recommends individuals for
                Thomas A. Brown        nomination  as  directors.  The names of
                                       potential director  candidates are drawn
                                       from  a  number  of  sources,  including
                                       recommendations   from  members  of  the
                                       board, management and shareholders. This
                                       committee   also   reviews   and   makes
                                       recommendations   to  the   board   with
                                       respect  to  the  composition  of  board
                                       committees   and   other   board-related
                                       matters,   including  its  organization,
                                       size,   composition,   responsibilities,
                                       functions    and    compensation.    The
                                       Governance  Committee does not currently
                                       have a policy regarding  whether it will
                                       consider    nominees    recommended   by
                                       shareholders.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2003

                                 TOTAL                  TOTAL COMPENSATION
                              COMPENSATION                   FROM THE
                                FROM THE                AMERICAN CENTURY
NAME OF DIRECTOR                FUNDS(1)                FAMILY OF FUNDS (2)

Thomas A. Brown             Data to come

Robert W. Doering, M.D.

Andrea C. Hall, Ph.D.

D.D. (Del) Hock

Donald H. Pratt

Gale E. Sayers

M. Jeannine Strandjord

Timothy S. Webster (3)

(1)  Includes  Compensation  Paid to the Directors  During the Fiscal Year Ended
     October 31, 2003, and Also Includes Amounts Deferred At the Election of the
     Directors Under the American Century Mutual Funds'  Independent  Directors'
     Deferred Compensation Plan.

(2)  Includes  Compensation  Paid by the Five Investment  Company Members of the
     American  Century  Family of Funds  Served by This  Board At the End of the
     Fiscal  Year.  the Total  Amount of Deferred  Compensation  Included in the
     Preceding Table is as Follows:  Mr. Brown,  $12,850; Dr. Hall, $66,750; Mr.
     Hock,  $66,750;  Mr. Pratt,  $3,685;  Mr. Sayers,  $12,167 and Mr. Webster,
     $26,667.

(3)  Mr. Webster Joined the Board On November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2003.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below. Because Capital Growth was not in operation as of the calendar year end, it is not included in the tables below.

                                          NAME OF DIRECTORS

                      JAMES E.      JAMES E.   THOMAS A.  ROBERT W.   ANDREA C
                    STOWERS, JR.  STOWERS III   BROWN      DOERING   HALL, PH.D.
Dollar Range
of Equity
Securities in
the Funds:

  Growth
  Ultra
  Select
  Vista
  Heritage
  Giftrust
  Balanced                                Data to come
  New Opportunities
  New Opportunities II
  Capital Value
  Veedot

Aggregate Dollar Range
of Equity Securities
in all Registered
Investment Companies
Overseen by Director
in Family of Investment
Companies

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                          NAME OF DIRECTORS

                       D.D. (DEL)   DONALD    GALE E.    M. JEANNINE  TIMOTHY S.
                          HOCK     H. PRATT   SAYERS     STRANDJORD     WEBSTER
Dollar Range
of Equity
Securities in
the Funds:

  Growth

  Ultra

  Select

  Vista

  Heritage                                Data to come

  Giftrust

  Balanced

  New Opportunities

  New Opportunities II

  Capital Value

  Veedot

Aggregate Dollar Range
of Equity Securities
in all Registered
Investment Companies
Overseen by Director
in Family of
Investment Companies

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     o    Cumulative Voting

     o    Staggered Boards

     o    "Blank Check" Preferred Stock

     o    Elimination of Preemptive Rights

     o    Non-targeted Share Repurchase

     o    Increase in Authorized Common Stock

     o    "Supermajority" Voting Provisions or Super Voting Share Classes

     o    "Fair Price" Amendments

     o    Limiting the Right to Call Special Shareholder Meetings

     o    Poison Pills or Shareholder Rights Plans

     o    Golden Parachutes

     o    Reincorporation

     o    Confidential Voting

     o    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at www.americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February __, 2004, the following  companies were the record owners of more than 5% of the outstanding shares of any class of the funds:

                                                     PERCENTAGE OF
FUND/CLASS  SHAREHOLDER                              OUTSTANDING SHARES OWNED

GROWTH
--------------------------------------------------------------------------------
INVESTOR
            None

   Advisor
            Charles Schwab & Co., Inc.                   Data to come
            San Francisco, California

            Nationwide Trust Co.
            Columbus, Ohio

            Nationwide Insurance Co.
            Columbus, Ohio

   Institutional
            State Street Bank & Trust Co. TR
            Martin Marietta PSP & Trust
            Boston, Massachusetts

   C
            Pershing LLC
            Jersey City, New Jersey

            Circle Trust Company Custodian
            Warlock OSP Services Inc. 401K Plan
            Stamford, Connecticut

            Raymond James & Assoc. Inc.
            FBO Maples IRA
            St. Petersburg, Florida

SELECT

   Investor
            None

   Advisor
            Principal Life Insurance
            Des Moines, Iowa

            Orchard Trust Company Custodian
            RHD Investors Choice 403B7
            Englewood, Colorado

            MLPF&S for the Sole
            Benefit of Its Customers
            Jacksonville, Florida

            Saxon & Co.
            Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

SELECT

   Institutional
            Northern Trust Co. TR                          Data to come
            CSX Corp Master Savings Plan
            Chicago, Illinois

            The Chase Manhattan Bank NA Trustee
            Robert Bosch Corporation New Star
            Plan and Trust
            New York, New York

            The Chase Manhattan Bank NA TR
            Winnebago Industries Inc. Profit Sharing &
            Deferred Savings Investment Plan
            New York, New York

            The Chase Manhattan Bank NA TR

            Huntsman Corp Salary Deferral Plan & Trust
            New York, New York

   A
            Charles Schwab & Co., Inc.
            San Francisco, California

   B
            American Enterprise Investment Svcs
            Minneapolis, Minnesota

            M L P F & S Inc.
            Jacksonville, Florida

   C
            M L P F & S Inc
            Jacksonville, Florida

            American Enterprise Investment Svcs
            Minneapolis, Minnesota

HERITAGE

   Investor
            State Street Bank & Trust Co TTEE
            FBO Kraft Foods Inc.
            Westwood, Massachusetts

            Bankers Trust Company Trustee
            Philip Morris Deferred Profit
            Sharing Plan and Trust
            Jersey City, New Jersey

   Advisor
            Charles Schwab & Co., Inc.
            San Francisco, California

            Saxon & Co
            Philadelphia, Pennsylvania

            UMBSC & Co. FBO
            Association of Unity Church
            Kansas City, Missouri

            BNY Clearing Services LLC
            Milwaukee, Wisconsin
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

HERITAGE

   Institutional
              Chase Manhattan Bank Trustee                 Data to come
              The BOC Group Inc. Savings
              Investment Plan Trust
              New York, New York

              The Chase Manhattan Bank NA TTEE
              The Reynolds and Reynolds Co. 401(k)
              Savings Plan Trust
              New York, New York

              JP Morgan Chase & Co.
              Marconi USA Wealth
              Accumulation Plan Trust
              New York, New York

              Trustees of American Century
              P/S & 401K Savings Plan & Trust
              Kansas City, Missouri

   C
              Mobank & Co. EB
              Monroe, Michigan

              American Enterprise Investment Svcs
              Minneapolis, Minnesota

              Pershing LLC
              Jersey City, New Jersey

ULTRA

   Investor
              Charles Schwab & Co., Inc.
              San Francisco, California

   Advisor
              Principal Life Insurance
              Des Moines, Iowa

              National Financial Services Corp
              New York, New York

              Nationwide Trust Company FSB
              Columbus, Ohio

              Connecticut General Life
              Hartford, Connecticut

   Institutional
              JP Morgan Chase Bank Trustee
              401(k) Savings Plan of
              JP Morgan Chase & Co. Trust
              Brooklyn, New York

              The Chase Manhattan Bank NA Trustee
              Robert Bosch Corporation
              New Star Plan and Trust
              New York, New York

              JP Morgan Chase Trustee
              The Interpublic Group of
              Companies Inc.

              Savings Plan Trust
              New York, New York

              Nationwide Insurance Company          Data to come
              QPVA
              Columbus, Ohio
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

ULTRA

   Institutional
            Fidelity FIIOC TR                              Data to come
            Covington, Kentucky

            Fidelity FIIOC TR
            FBO Certain Employee Benefit Plans
            Covington, Kentucky

            The Chase Manhattan Bank NA TR
            Huntsman Corp Salary Deferral Plan
            New York, New York

            Chase Manhattan Bank Trustee
            Hayes Lemmerz International Inc.
            Retirement Savings Plan Trust
            New York, New York

   C
            Mobank & Co EB
            Monroe, Michigan

            Boone County National Bank Cust
            FBO MO Bar 457(B) Plan
            Columbia, Missouri

            Pershing LLC
            Jersey City, New Jersey

GIFTRUST
            None

VISTA

   Investor
            None

   Advisor
            James B Anderson TR
            American Chamber of Commerce Executives
            Amended & Restated 401k Plan & Trust
            Springfield, Missouri

            Charles Schwab & Co., Inc.
            San Francisco, California

            Orchard Trust Company Custodian
            RHD Investors Choice 403B7
            Englewood, Colorado

            James B Anderson TR
            American Chamber of Commerce Executives
            Amended & Restated MPP Plan and Trust
            Springfield, Missouri

   Institutional
            American Century Profit Sharing
            and 401K Savings Plan and Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR
            Huntsman Corp Salary Deferral Plan & Trust
            New York, New York

            Chase Manhattan Bank Trustee                   Data to come
            Thrift Plan for Employees of Conoco Inc.
            New York, New York

            The Chase Manhattan Bank NA TR
            Huntsman Corp MPP Plan & Trust
            New York, New York
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

VISTA

   C
            FMT Co Cust IRA Rollover                       Data to come
            FBO Richard F. Zenko
            Granville, Ohio

            American Enterprise Investment Services
            Minneapolis, Minnesota

            Circle Trust Company Custodian
            Rhodes Grocery Inc 401K Plan
            Stamford, Connecticut

            Microspec Inc Profit Sharing
            Plan & Trust U/A/D 09/30/85
            John Theodore Lisbon Trustee
            New York, New York

            National Investor Services
            New York, New York

BALANCED

   Investor
            None

   Advisor
            Fulvest & Co
            Lancaster, Pennsylvania

            MLPF&S
            For the Sole Benefit of Its Customers
            Jacksonville, Florida

            Circle Trust Co. Custodian
            FBO Gold Banc Corp Inc
            Employees 401K Plan
            Stamford, Connecticut

            UMBSC & Co
            FBO Parmelee Industries Inc. 401k
            Kansas City, Missouri

   Institutional
            Trustees of American Century
            Mutual Funds Indep Directors
            Def Comp Plan
            Kansas City, Missouri

NEW OPPORTUNITIES

  Investor
           Trustees of American Century Profit
           Sharing and 401K Savings Plan & Trust
           Kansas City, Missouri

VEEDOT

   Investor
            None
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS  SHAREHOLDER                              OUTSTANDING SHARES OWNED

VEEDOT

   Institutional
            Trustees of American Century P/S               Data to come
            & 401K Savings Plan & Trust
            Kansas City, Missouri

            American Century Investment
            Management Inc.
            Kansas City, Missouri

            UMB TR
            American Century Executive
            Deferred Comp Plan Trust
            Kansas City, Missouri

            UMB TR
            American Century Services Corp.
            Stock Option Surrender Plan
            Kansas City, Missouri
--------------------------------------------------------------------------------

CAPITAL VALUE

   Investor
            Saxon & Co
            Philadelphia, Pennsylvania

   Advisor
            Charles Schwab & Co., Inc.
            San Francisco, California

   Institutional
            Charles Schwab & Co., Inc.
            San Francisco, California

NEW OPPORTUNITIES II

   Investor
            None

   Institutional
            None

   A
            American Enterprise Investment Svcs
            Minneapolis, Minnesota

            Charles Schwab & Co., Inc.
            San Francisco

   B
            American Enterprise Investment Svcs
            Minneapolis, Minnesota

            Pershing LLC
            Jersey City, New Jersey

            Andrea Huntington
            Oakdale, Connecticut

            LPL Financial Services
            San Diego, California

   C(1)
            American Century Investment (1)
            Management, Inc.
            Kansas City, Missouri

(1)  These Shares Represent American Century Companies' Seed Capital Pursuant to
     Section 14(A)(1) of the Investment Company Act of 1940.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities  of  American  Century  Mutual  Funds,  Inc. As of
February __, 2004,  the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM,  ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr.,  Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each Prospectuses under the heading Management.

For services  provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of each fund.  Ultra,  Balanced,  Capital
Value and Veedot have a stepped fee structure. The management fees for the funds are as follows:

FUND            CLASS                PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
GROWTH          Investor, C and R    1.000%
                Institutional        0.800%
                Advisor              0.750%
--------------------------------------------------------------------------------
ULTRA           Investor, C and R    1.000% of first $20 billion
                                     0.950% more than $20 billion to $30 billion
                                     0.925% more than $30 billion to $40 billion
                                     0.900% over $40 billion

                Institutional        0.800% of first $20 billion
                                     0.750% more than $20 billion to $30 billion
                                     0.725% more than $30 billion to $40 billion
                                     0.700% over $40 billion

                Advisor              0.750% of first $20 billion
                                     0.700% more than $20 billion to $30 billion
                                     0.675% more than $30 billion to $40 billion
                                     0.650% over $40 billion
--------------------------------------------------------------------------------
SELECT          Investor, A, B and C 1.000%
                Institutional        0.800%
                Advisor              0.750%
--------------------------------------------------------------------------------
VISTA           Investor and C       1.000%
                Institutional        0.800%
                Advisor              0.750%
--------------------------------------------------------------------------------
HERITAGE        Investor and C       1.000%
                Institutional        0.800%
                Advisor              0.750%
--------------------------------------------------------------------------------
BALANCED        Investor             0.900% of first $1 billion
                                     0.800% over $1 billion

                Institutional        0.700% of first $1 billion
                                     0.600% over $1 billion

                Advisor              0.650% of first $1 billion
                                     0.550% over $1 billion

FUND                       CLASS                 PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
CAPITAL VALUE              Investor              1.10% of first $500 million
                                                 1.00% of next $500 million
                                                 0.90% over $1 billion

                          Institutional          0.90% of first $500 million
                                                 0.80% of next $500 million
                                                 0.70% over $1 billion

                          Advisor                0.85% of first $500 million
                                                 0.75% of next $500 million
                                                 0.65% over $1 billion
--------------------------------------------------------------------------------
GIFTRUST                  Investor               1.00%

NEW
OPPORTUNITIES             Investor               1.50%

NEW
OPPORTUNITIES II          Investor, A, B and C   1.50%

                          Institutional          1.30%

VEEDOT                    Investor               1.50% of first $500 million
                                                 1.45% of next $500 million
                                                 1.40% over $1 billion

                          Institutional          1.30% of first $500 million
                                                 1.25% of next $500 million
                                                 1.20% over $1 billion

                          Advisor                1.25% of first $500 million
                                                 1.20% of next $500 million
                                                 1.15% over $1 billion

CAPITAL GROWTH            A, B, and C            1.00%

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the  previous  month and the  denominator  of which is 365
(366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless  disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended October 31, 2003,  2002 and 2001,  are indicated in the following  tables.
Because Capital Growth was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                       2003               2002                2001
--------------------------------------------------------------------------------
GROWTH

   Investor Class                 $x         $53,431,278         $71,751,032

   Advisor Class                  $x            $245,976            $201,692

   Institutional Class            $x          $1,444,918            $627,513

   C Class                        $x              $2,123(1)              N/A

   R Class (2)                    $x                 N/A                 N/A

--------------------------------------------------------------------------------
ULTRA

   Investor Class                 $x        $231,562,879        $296,533,074

   Advisor Class                  $x          $3,304,275          $3,481,936

   Institutional Class            $x          $5,253,092          $5,269,404

   C Class                        $x              $2,726                  $5(3)

   R Class (2)                    $x                 N/A                N/A

--------------------------------------------------------------------------------
SELECT

   Investor Class                 $x         $43,411,463         $57,594,371

   Advisor Class                  $x            $174,038            $168,511

   A Class                        $x                 N/A                 N/A

   B Class                        $x                 N/A                 N/A

   C Class                        $x                 N/A                 N/A

   Institutional                  $x          $1,657,448          $1,726,156

--------------------------------------------------------------------------------
VISTA

   Investor Class                 $x         $11,472,288         $16,438,598

   Advisor Class                  $x            $101,047            $123,077

   Institutional Class            $x            $357,642            $438,762

   C Class                        $x                $399                 $14(3)

--------------------------------------------------------------------------------
HERITAGE

   Investor Class                 $x         $12,137,959         $15,634,691

   Advisor Class                  $x             $23,346             $18,536

   Institutional Class            $x            $928,931            $219,138

   C Class                        $x                $557                  $8(3)

(1)  Fees Accrued From November 28, 2001 (R Class Inception) Through October 31,
     2002.

(2)  Fees Accrued From August 29, 2003 (C Class  Inception)  Through October 31,
     2003.

(3)  Fees Accrued From Class  Inception  Through October 31, 2001. the Inception
     Dates for the C Class Are: Ultra,  October 29, 2001;  Vista, July 18, 2001;
     and Heritage, June 26, 2001.

UNIFIED MANAGEMENT FEES

FUND/CLASS                       2003             2002                 2001
--------------------------------------------------------------------------------
BALANCED

   Investor Class                 $x          $5,583,056          $6,728,534

   Advisor Class                  $x            $103,396            $124,391

   Institutional Class            $x            $128,656            $154,486

--------------------------------------------------------------------------------
CAPITAL VALUE

   Investor Class                 $x            $568,432            $476,718

   Institutional Class            $x             $18,575(1)              N/A

--------------------------------------------------------------------------------
GIFTRUST

   Investor Class                 $x          $8,744,135         $12,140,513

--------------------------------------------------------------------------------
NEW OPPORTUNITIES

   Investor Class                 $x          $5,552,493          $7,596,803

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   Investor Class                 $x            $385,262            $100,936(2)

   A Class                        $x                 N/A                 N/A

   B Class                        $x                 N/A                 N/A

   C Class                        $x                 N/A                 N/A
--------------------------------------------------------------------------------
VEEDOT

   Investor Class                 $x          $3,397,163          $4,287,497

   Institutional Class            $x            $128,328            $145,476

(1)  Fees Accrued From March 1, 2002  (Institutional  Class  Inception)  Through
     October 31, 2002.

(2)  Fees  Accrued  From June 1, 2001 (C Class  Inception)  Through  October 31,
     2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer hardware and software and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC for these services.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent  auditors of the funds.  The address of
Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas City,  Missouri 64106. As
the independent  auditors of the funds,  Deloitte & Touche LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH,  ULTRA,  SELECT,  VISTA,   HERITAGE,   CAPITAL  VALUE,   GIFTRUST,   NEW
OPPORTUNITIES,  NEW  OPPORTUNITIES  II,  VEEDOT,  CAPITAL  GROWTH AND THE EQUITY
PORTION OF BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the years ended October 31, 2003, 2002 and 2001, the brokerage commissions of each fund were.  Because  Capital  Growth was not in  operation as of the fiscal year end, it is not included in the table below.

FUND                         2003              2002                  2001

Growth                                     $10,370,502           $12,572,889

Ultra                                      $41,568,399           $39,761,395

Select                                     $11,315,541           $10,237,183

Vista                                       $5,892,458            $9,833,296

Heritage                                    $2,503,500            $4,214,257
                         Data to come
Balanced                                      $522,702              $655,072

Capital Value                                  $39,193               $42,231

Giftrust                                    $1,674,254            $2,935,931

New Opportunities                           $1,192,917            $1,181,493

New Opportunities II                          $116,276               $35,650(1)

Veedot                                      $1,741,747            $2,774,001

(1)  From June 1, 2001 (Inception) to October 31. 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of the broker or dealer is a function of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who provide  services  or  research, statistical  and  other  information  to the  funds  and to  the  advisor.  Such information or services will be in addition to, and not in lieu of, the services required to be performed  by the  advisor,  and the expenses of the advisor will not  necessarily  be  reduced as a result of the  receipt  of such  supplemental information.

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices).

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within  their  respective  series,  all  shares  have  equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete  liquidation or dissolution of the funds,  shareholders of each series or class of shares will be entitled to receive,  pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and  other  retirement  plans.  The total  management  fee for the A, B, C and R classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively.  The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1,  information with respect to revenues and expenses  under the Plans is presented to the Board
of  Directors   quarterly  for  its   consideration   in  connection   with  its
deliberations as to the continuance of the Plans.  Continuance of the Plans must be approved by the Board of Directors  (including a majority of the  independent directors)  annually.  The  Plans  may be  amended  by a vote  of the  Board  of
Directors (including a majority of the independent  directors),  except that the
Plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent  directors or by vote of a majority of outstanding  shareholder  votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  Prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares.  During the fiscal year ended October 31, 2003, the aggregate  amount of fees paid under the
A Class  plan was:

Select $x
New  Opportunities  II $x                Data to come

Because the A Class of Capital Growth was not in operation as of the fiscal year end, it is not included.

Payments may be made for a variety of individual shareholder services, including,  but not  limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  Prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average  daily net asset value of the B Class  shares,  0.25% of which is paid for individual shareholder services (as described below) and 0.75%
of which is paid for  distribution  services (as  described  below).  During the fiscal year ended October 31, 2003, the aggregate  amount of fees paid under the
B Class plan was:

Select   $x
New Opportunities II       $x             Data to come

Because the B Class of Capital Growth was not in operation as of the fiscal year end,  it is not  included.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  Prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually  of the average  daily net asset value of the C Class  shares of Ultra,
Vista, Growth, Heritage,  Select, New Opportunities II and Capital Growth, 0.25%
of which is paid for individual  shareholder  services (as described  below) and
0.75% of which is paid for distribution  services (as described  below).  During the fiscal year ended October 31, 2003, the aggregate  amount of fees paid under the C Class Plan was:

Ultra                      $x
Vista                      $x
Heritage                   $x
Growth                     $x              Data to come
Select                     $x
New Opportunities II       $x

Because the C Class of Capital Growth was not in operation as of the fiscal year end, it is not included.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  Prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the Advisor,  as paying agent for the fund,  0.50%  annually of the average daily net asset value of the R Class shares.  During the fiscal year ended October 31, 2003, the aggregate amount paid under the R Class Plan was:

Ultra                    $x
Growth                   $x           Data to come

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  Prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons   purchasing  through  financial   intermediaries   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class shares,  and the funds' Board of Directors has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the distributor a fee of 0.50%  annually of the aggregate  average daily asset value of the  funds'  Advisor  Class  shares,  0.25% of which is paid for  shareholder services  (as  described  below)  and  0.25% of  which is paid for  distribution services. During the fiscal year ended October 31, 2003, the aggregate amount of fees paid under the Advisor Class Plan was:

     Growth
     Ultra
     Select               Data to come
     Vista
     Heritage
     Balanced

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended October 31, 2003, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Growth
     Ultra
     Select               Data to come
     Vista
     Heritage
     Balanced

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2003, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Growth
     Ultra
     Select                Data to come
     Vista
     Heritage
     Balanced

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended October 31, 2003 were Growth, $x; Ultra;
$x; and Heritage,  $x. Because Capital Growth had not commenced operations as of the fiscal year end, it is not included.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                            DEALER CONCESSION

LESS THAN $50,000                                 5.00%

$50,000 - $99,999                                 4.00%

$100,000 - $249,999                               3.25%

$250,000 - $499,999                               2.00%

$500,000 - $999,999                               1.75%

$1,000,000 - $3,999,999                           1.00%

$4,000,000 - $9,999,999                           0.50%

GREATER THAN $10,000,000                          0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs, if any. After the first 13 months,  the distributor  will make the C Class  distribution  and  individual  shareholder  services  fee  payments described above to the financial  intermediaries  involved on a quarterly basis.
In  addition,  B and C  Class  purchases  and A  Class  purchases  greater  than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  Prospectuses  and in  Your  Guide  to  American  Century  Services.  The
Prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the funds in the same  manner  in which  they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends-received  deduction  to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of October 31, 2003,  the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions  until the loss has been offset or expired.  Because
Capital  Growth  was not in  operation  as of the  fiscal  year  end,  it is not included in the table below.

FUND                                CAPITAL LOSS CARRYOVER

Growth                              $x

Ultra                               $x

Select                              $x

Vista                               $x

Heritage                            $x      Data to come

Balanced                            $x

Capital Value                       $x

Giftrust                            $x

New Opportunities                   $x

New Opportunities II                $x

Veedot                              $x

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote  performance in various ways. Fund  performance may be shown by presenting one or more performance  measurements,  including cumulative total return, average annual total return or yield.

All performance  information advertised by the funds is historical in nature and is not  intended to represent or  guarantee  future  results.  The value of fund shares when redeemed may be more or less than their original cost.

ALL FUNDS

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions  (if any) and any change in the  fund's  NAV  during  the  period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated  period,  including  periods  other  than one,  five and 10 years.
Average annual and  cumulative  total returns may be quoted as percentages or as dollar  amounts  and may be  calculated  for a single  investment,  a series  of investments,  or a series of redemptions over any time period. Total returns may be broken down into  components of income and capital  (including  capital gains and changes in share price) to illustrate the  relationship of these factors and their contributions to total return.

The  following  tables show the average  annual total returns  calculated  three different ways. As a new fund,  performance  information  Capital Growth was not available as of the fiscal year end.

Return Before Taxes shows the actual change in the value of the fund shares over the time  periods  shown,  but  does not  reflect  the  impact  of taxes on fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated  with owning the fund shares.  Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After
Taxes on  Distributions  and the Sale of Fund  Shares  is  further  adjusted  to reflect  the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2003

                                      1        5        10      FROM         INCEPTION
FUND                                  YEAR     YEARS    YEARS   INCEPTION(1) DATE

------------------------------------------------------------------------------------------
GROWTH                                                                       06/30/1971(2)
Return Before Taxes                  16.62%   -0.65%    7.13%    15.31%
Return After Taxes on Distributions  16.62%   -2.48%    4.37%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           10.80%   -0.78%    5.02%    N/A
------------------------------------------------------------------------------------------
ULTRA                                                                        11/02/1981
Return Before Taxes                  19.50%    1.55%    8.50%    13.91%
Return After Taxes on Distributions  19.37%    0.51%    6.91%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           12.65%    1.14%    6.83%    N/A

------------------------------------------------------------------------------------------
SELECT                                                                       06/30/1971(2)
Return Before Taxes                  17.11%   -0.52%    6.93%    14.27%
Return After Taxes on Distributions  17.00%   -2.16%    4.22%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           11.10%   -0.89%    4.69%    N/A

------------------------------------------------------------------------------------------
VISTA                                                                        11/25/1983
Return Before Taxes                  29.41%   14.24%    7.87%    10.41%
Return After Taxes on Distributions  29.41%   12.12%    5.86%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           19.11%   11.79%    5.99%    N/A

------------------------------------------------------------------------------------------
HERITAGE                                                                     11/10/1987
Return Before Taxes                  18.33%    8.64%    8.10%    11.92%
Return After Taxes on Distributions  18.33%    6.70%    5.76%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           11.92%    6.72%    5.88%    N/A

------------------------------------------------------------------------------------------
BALANCED                                                                     10/20/1988
Return Before Taxes                  15.92%    2.79%    6.84%     9.13%
Return After Taxes on Distributions  15.15%    0.45%    4.44%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           10.29%    1.23%    4.64%    N/A

(1)  Only  Funds With  Performance  History  Less Than 10 Years  Show  After-tax
     Returns From Inception.

(2)  Commenced Operations On June 30, 1971. This Inception Date Corresponds With
     the  Management   Company's   Implementation  of  Its  Current   Investment
     Philosophy  and  Practices,  Although the Fund's Actual  Inception Date was
     October 31, 1958.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2003

                                     1         5        10      FROM          INCEPTION
FUND                                 YEAR      YEARS    YEARS   INCEPTION(1)  DATE
---------------------------------------------------------------------------------------
GIFTRUST                                                                     11/25/1983
Return Before Taxes                  18.18%    2.51%    3.15%    11.99%
Return After Taxes on Distributions  18.18%    1.41%    1.59%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares           11.82%    2.34%    2.27%    N/A
---------------------------------------------------------------------------------------
NEW OPPORTUNITIES(2)                                                         12/26/1996
Return Before Taxes                  23.66%   11.38%    N/A       7.45%
Return After Taxes on Distributions  23.66%    8.71%    N/A       5.56%
Return After Taxes on Distributions
   and Sale of Fund Shares           15.38%    9.19%    N/A       5.98%
---------------------------------------------------------------------------------------
NEW OPPORTUNITIES II                                                         06/01/2001
Return Before Taxes                  38.55%   N/A       N/A       5.95%
Return After Taxes on Distributions  38.55%   N/A       N/A       5.96%
Return After Taxes on Distributions
   and Sale of Fund Shares           25.06%   N/A       N/A       5.10%
---------------------------------------------------------------------------------------
CAPITAL VALUE                                                                03/31/1999
Return Before Taxes                  21.67%   N/A       N/A       4.64%
Return After Taxes on Distributions  21.06%   N/A       N/A       4.20%
Return After Taxes on Distributions
   and Sale of Fund Shares           13.97%   N/A       N/A       3.69%
---------------------------------------------------------------------------------------
VEEDOT(2)                                                                    11/30/1999
Return Before Taxes                  29.71%   N/A       N/A      -0.57%
Return After Taxes on Distributions  29.71%   N/A       N/A      -0.57%
Return After Taxes on Distributions
   and Sale of Fund Shares           19.31%   N/A       N/A      -0.48%

(1)  Only  Funds With  Performance  History  Less Than 10 Years  Show  After-tax
     Returns From Inception.

(2)  Returns  Reflect the  Deduction of a 2%  Redemption  Fee,  Incurred Only If
     Shares Were Redeemed Within the First Five Years After Purchase.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2003

                                     1        5         FROM          INCEPTION
FUND                                 YEAR     YEARS     INCEPTION(1)  DATE
--------------------------------------------------------------------------------
GROWTH                                                                06/04/1997
Return Before Taxes                  16.39%   -0.93%    4.05%
Return After Taxes on Distributions  16.39%   -2.70%    1.93%
Return After Taxes on Distributions
   and Sale of Fund Shares           10.66%   -0.97%    3.00%

--------------------------------------------------------------------------------
ULTRA                                                                 10/02/1996
Return Before Taxes                  19.24%    1.31%    5.86%
Return After Taxes on Distributions  19.22%    0.31%    4.05%
Return After Taxes on Distributions
   and Sale of Fund Shares           12.50%    0.97%    4.40%

(1)  Only  Funds With  Performance  History  Less Than 10 Years  Show  After-tax
     Returns From Inception.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2003

                                     1        5        FROM          INCEPTION
FUND                                 YEAR     YEARS    INCEPTION(1)  DATE
--------------------------------------------------------------------------------
SELECT                                                                08/08/1997
Return Before Taxes                  16.86%   -0.76%    2.27%
Return After Taxes on Distributions  16.86%   -2.36%    0.15%
Return After Taxes on Distributions
   and Sale of Fund Shares           10.96%   -1.05%    1.17%

--------------------------------------------------------------------------------
VISTA                                                                 10/02/1996
Return Before Taxes                  29.18%   13.97%    2.79%
Return After Taxes on Distributions  29.18%   11.89%    0.97%
Return After Taxes on Distributions
   and Sale of Fund Shares           18.97%   11.58%    1.72%

--------------------------------------------------------------------------------
HERITAGE                                                              07/11/1997
Return Before Taxes                  18.01%    8.35%    4.36%
Return After Taxes on Distributions  18.01%    6.46%    1.93%
Return After Taxes on Distributions
   and Sale of Fund Shares           11.71%    6.50%    2.62%

--------------------------------------------------------------------------------
BALANCED                                                              01/06/1997
Return Before Taxes                  15.74%    2.55%    5.25%
Return After Taxes on Distributions  15.07%    0.30%    3.05%
Return After Taxes on Distributions
   and Sale of Fund Shares           10.18%    1.09%    3.44%

(1)  Only  Funds With  Performance  History  Less Than 10 Years  Show  After-tax
     Returns From Inception.  Average Annual Total Returns - Institutional Class
     as of October 31, 2003

                                     1        5         FROM        INCEPTION
FUND                                 YEAR     YEARS     INCEPTION   DATE
--------------------------------------------------------------------------------
GROWTH                                                               06/16/1997
Return Before Taxes                  16.88%   -0.43%    3.67%
Return After Taxes on Distributions  16.88%   -2.31%    1.46%
Return After Taxes on Distributions
   and Sale of Fund Shares           10.97%   -0.63%    2.59%

--------------------------------------------------------------------------------
ULTRA                                                                11/14/1996
Return Before Taxes                  19.66%    1.74%    5.80%
Return After Taxes on Distributions  19.44%    0.67%    3.89%
Return After Taxes on Distributions
   and Sale of Fund Shares           12.74%    1.28%    4.27%

--------------------------------------------------------------------------------
SELECT                                                               03/13/1997
Return Before Taxes                  17.34%   -0.31%    5.68%
Return After Taxes on Distributions  17.13%   -2.00%    3.53%
Return After Taxes on Distributions
   and Sale of Fund Shares           11.23%   -0.75%    4.08%

--------------------------------------------------------------------------------
VISTA                                                                11/14/1996
Return Before Taxes                  29.66%   14.44%    4.33%
Return After Taxes on Distributions  29.66%   12.29%    2.41%
Return After Taxes on Distributions
   and Sale of Fund Shares           19.28%   11.94%    2.99%

--------------------------------------------------------------------------------
CAPITAL VALUE                                                        03/01/2002
Return Before Taxes                  22.07%   N/A       0.89%
Return After Taxes on Distributions  21.38%   N/A       0.54%
Return After Taxes on Distributions
   and Sale of Fund Shares           14.22%   N/A       0.51%

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS AS OF OCTOBER 31, 2003

                                     1        5         FROM        INCEPTION
FUND                                 YEAR     YEARS     INCEPTION   DATE
--------------------------------------------------------------------------------
HERITAGE                                                             06/16/1997
Return Before Taxes                  18.43%    8.88%    5.55%
Return After Taxes on Distributions  18.43%    6.89%    3.04%
Return After Taxes on Distributions
   and Sale of Fund Shares           11.98%    6.89%    3.59%

--------------------------------------------------------------------------------
BALANCED                                                            05/01/2000
Return Before Taxes                  16.13%   N/A      -0.93%
Return After Taxes on Distributions  15.28%   N/A      -2.13%
Return After Taxes on Distributions
   and Sale of Fund Shares           10.42%   N/A      -1.47%

--------------------------------------------------------------------------------
VEEDOT(1)                                                           08/01/2000
Return Before Taxes                  29.81%   N/A      -6.50%
Return After Taxes on Distributions  29.81%   N/A      -6.50%
Return After Taxes on Distributions
   and Sale of Fund Shares           19.37%   N/A      -5.46%

(1)  Returns  Reflect the  Deduction of a 2%  Redemption  Fee,  Incurred Only If
     Shares Were Redeemed Within the First Five Years After Purchase.

AVERAGE ANNUAL TOTAL RETURNS - A CLASS AS OF OCTOBER 31, 2003

FUND                                 1 YEAR   FROM INCEPTION    INCEPTION DATE
--------------------------------------------------------------------------------
SELECT                                                             01/31/2003
Return Before Taxes                    N/A         14.54%
Return After Taxes on Distributions    N/A         14.54%
Return After Taxes on Distributions
and Sale of Fund Shares                N/A          9.45%

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II                                               01/31/2003
Return Before Taxes                    N/A         30.45%
Return After Taxes on Distributions    N/A         30.45%
Return After Taxes on Distributions
and Sale of Fund Shares                N/A         19.80%

AVERAGE ANNUAL TOTAL RETURNS - B CLASS AS OF OCTOBER 31, 2003

FUND                                 1 YEAR   FROM INCEPTION    INCEPTION DATE
--------------------------------------------------------------------------------
SELECT                                                             01/31/2003
Return Before Taxes                    N/A         15.83%
Return After Taxes on Distributions    N/A         15.83%
Return After Taxes on Distributions
and Sale of Fund Shares                N/A         10.29%

--------------------------------------------------------------------------------
NEW OPPORTUNITIES II                                                01/31/2003
Return Before Taxes                    N/A         32.59%
Return After Taxes on Distributions    N/A         32.59%
Return After Taxes on Distributions
and Sale of Fund Shares                N/A         21.18%

AVERAGE ANNUAL TOTAL RETURNS - C CLASS AS OF OCTOBER 31, 2003

FUND                                 1 YEAR   FROM INCEPTION    INCEPTION DATE

--------------------------------------------------------------------------------
GROWTH                                                             11/28/2001
Return Before Taxes                  15.62%        -6.73%
Return After Taxes on Distributions  15.62%        -6.73%
Return After Taxes on Distributions
and Sale of Fund Shares              10.15%        -5.69%

--------------------------------------------------------------------------------
VISTA                                                              07/18/2001
Return Before Taxes                  28.40%        -1.31%
Return After Taxes on Distributions  28.40%        -1.31%
Return After Taxes on Distributions
   and Sale of Fund Shares           18.46%        -1.12%

--------------------------------------------------------------------------------
ULTRA                                                              10/29/2001
Return Before Taxes                  18.43%         0.08%
Return After Taxes on Distributions  18.43%         0.08%
Return After Taxes on Distributions
   and Sale of Fund Shares           11.98%         0.07%

--------------------------------------------------------------------------------
HERITAGE                                                           06/26/2001
Return Before Taxes                  17.24%        -6.78%
Return After Taxes on Distributions  17.24%        -6.78%
Return After Taxes on Distributions
   and Sale of Fund Shares           11.21%        -5.72%

AVERAGE ANNUAL TOTAL RETURNS - R CLASS AS OF OCTOBER 31, 2003

FUND                                 1 YEAR   FROM INCEPTION    INCEPTION DATE

--------------------------------------------------------------------------------
GROWTH                                                            08/29/2003
Return Before Taxes                  N/A            4.17%
Return After Taxes on Distributions  N/A            4.17%
Return After Taxes on Distributions
and Sale of Fund Shares              N/A            2.71%

--------------------------------------------------------------------------------
ULTRA                                                             08/29/2003
Return Before Taxes                  N/A            4.50%
Return After Taxes on Distributions  N/A            4.50%
Return After Taxes on Distributions
and Sale of Fund Shares              N/A            2.93%

Balanced

Yield is calculated by adding over a 30-day (or  one-month)  period all interest and  dividend  income (net of fund  expenses)  calculated  on each day's  market values,  dividing  this sum by the  average  number of fund  shares  outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or  one-month)  period.  The  percentage is then  annualized.  Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations  pursuant to computation methods prescribed by the SEC for the various  classes of Balanced for the 30-day period ended October 31, 2003, the last day of the fund's most recent fiscal year.

FUND          INVESTOR CLASS        INSTITUTIONAL CLASS     ADVISOR CLASS
Balanced      2.36%                 2.55%                   2.11%
--------------------------------------------------------------------------------

Balanced may also elect to advertise an annualized  distribution rate,  computed by multiplying the ordinary  dividends earned by a fund the most recent calendar quarter  (excluding capital gains) by 4, dividing by the fund's share price (net asset  value or  maximum  offering  price)  at the end of the  period,  and then multiplying that amount by 100:

 Dividends Earned Over Last Calendar Quarter X 4
------------------------------------------------ X 100  =  Annualized Distribution Rate
            Current Share Price

The annual  distribution  rate for a fund will differ from the fund's 30-day SEC yield.

PERFORMANCE COMPARISONS

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to: U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for AAA-rated,  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials  describing the experience of persons who have invested in one or more of the funds.

The  funds  also may  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the  Multiple  Class Plans,  the  corporation  may issue  additional classes of existing funds or introduce new funds with multiple classes available for  purchase.  To the  extent a new  class is added to an  existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines, market the new class of shares using the historical  performance  information of the original class of shares.  When quoting  performance  information  for a new class of shares for periods prior to the first full quarter after inception, the original class'  performance will be restated to reflect the expenses of the new class and for  periods  after the first full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
October 31, 2003, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the Prospectuses,  some of the funds will invest in fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  Prospectuses.  The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA  This  is the  highest  rating  assigned  by S&P  to a debt  obligation.  It indicates an extremely strong capacity to pay interest and repay principal.

AA   Debt rated in this category is considered to have a very strong capacity to pay  interest  and  repay  principal.  It  differs  from the  highest-rated obligations only in small degree.

A    Debt rated A has a strong  capacity to pay  interest  and repay  principal, although it is somewhat more  susceptible to the adverse effects of changes
     in  circumstances  and  economic   conditions  than  debt  in  higher-rated
     categories.

BBB  Debt rated in this  category is regarded as having an adequate  capacity to pay  interest  and repay  principal.  While it normally  exhibits  adequate
     protection   parameters,    adverse   economic   conditions   or   changing
     circumstances  are  more  likely  to lead  to a  weakened  capacity  to pay interest and repay principal for debt in this category than in higher-rated categories.  Debt  rated  below  BBB  is  regarded  as  having  significant speculative characteristics.

BB   Debt rated in this  category has less  near-term  vulnerability  to default
     than  other   speculative   issues.   However,   it  faces  major   ongoing
     uncertainties  or  exposure  to adverse  business,  financial,  or economic conditions  that could lead to inadequate  capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B    Debt  rated  in  this  category  is  more  vulnerable  to  nonpayment  than obligations  rated `BB', but currently has the capacity to pay interest and repay principal.  Adverse business,  financial, or economic conditions will likely impair the  obligor's  capacity or  willingness  to pay interest and repay principal.

CCC  Debt rated in this category is currently  vulnerable  to nonpayment  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the  capacity  to pay  interest  and repay  principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC   Debt rated in this category is currently  highly  vulnerable to nonpayment.
     This rating  category is also applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC rating.

C    The rating C typically is applied to debt  subordinated to senior debt, and is currently  highly  vulnerable to  nonpayment of interest and  principal.
     This rating may be used to cover a situation  where a  bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D    Debt  rated in this  category  is in  default.  This  rating  is used  when interest payments or principal repayments are not made on the date due even if the  applicable  grace period has not expired,  unless S&P believes that such payments  will be made during such grace period.  It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa  This is the highest  rating  assigned by Moody's to a debt  obligation.  It indicates an extremely strong capacity to pay interest and repay principal.

Aa   Debt rated in this category is considered to have a very strong capacity to pay  interest  and repay  principal  and differs  from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A    Debt rated in this category possesses many favorable investment  attributes and is to be considered as  upper-medium-grade  debt.  Although capacity to pay interest and repay  principal are considered  adequate,  it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic conditions than debt in higher-rated categories.

Baa  Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay  principal.  While it normally exhibits adequate  protection  parameters,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest  and  repay  principal  for  debt  in this  category  than in higher-rated  categories.  Debt  rated  below  Baa is  regarded  as  having significant speculative characteristics.

Ba   Debt  rated Ba has less  near-term  vulnerability  to  default  than  other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic  conditions that could lead to inadequate capacity to meet timely interest and principal payments.
     Often  the  protection  of  interest  and  principal  payments  may be very moderate.

B    Debt rated B has a greater  vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of  maintenance  of other terms of the  contract  over any long period of time may be small.  The B rating  category  is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa  Debt  rated  Caa  is  of  poor  standing,   has  a  currently  identifiable
     vulnerability  to  default,  and  is  dependent  upon  favorable  business, financial and economic  conditions  to meet timely  payment of interest and repayment  of  principal.  In the event of adverse  business,  financial or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.  Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca   Debt rated in this category represent obligations that are speculative in a
     high   degree.   Such  debt  is  often  in  default  or  has  other  marked shortcomings.

C    This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded  as  having  extremely  poor  prospects  of  attaining  investment standing.

FITCH, INC.

AAA  Debt rated in this  category  has the lowest  expectation  of credit  risk.
     Capacity  for timely  payment of  financial  commitments  is  exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA   Debt rated in this  category  has a very low  expectation  of credit  risk.
     Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A    Debt rated in this category has a low expectation of credit risk.  Capacity for timely  payment of  financial  commitments  is strong,  but may be more vulnerable to changes in circumstances or in economic  conditions than debt rated in higher categories.

BBB  Debt rated in this category  currently has a low expectation of credit risk and an  adequate  capacity  for timely  payment of  financial  commitments.
     However,  adverse changes in circumstances  and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.

BB   Debt rated in this  category has a possibility  of developing  credit risk, particularly as the result of adverse  economic change over time.  However, business or financial  alternatives  may be  available  to allow  financial commitments to be met. Securities rated in this category are not investment grade.

B    Debt rated in this  category has  significant  credit  risk,  but a limited margin of safety remains.  Financial  commitments  currently are being met, but  capacity for  continued  debt service  payments is  contingent  upon a sustained, favorable business and economic environment.

FITCH, INC.

CCC, CC, C    Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial  commitments  depends solely upon sustained, favorable  business or economic
              developments.  A CC rating  indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D    The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
              reorganization or liquidation of the obligor. While expected recovery values are highly  speculative and cannot be estimated with any precision, the following serve as general guidelines.
              'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. 'DD'
              indicates potential recoveries in the range of 50%-90% and 'D'
              the lowest recovery potential, i.e., below 50%.

              Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and
              'D' are generally undergoing a formal reorganization or
              liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more  detailed  indications  of credit  quality,  the Standard  &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories. COMMERCIAL PAPER RATINGS

S&P     MOODY'S   DESCRIPTION

A-1     Prime-1   This indicates that the degree of safety regarding timely payment
        (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2     Prime-2   Capacity for timely payment on commercial paper is satisfactory,
        (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                  characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3     Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
        (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P     MOODY'S         DESCRIPTION

SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing
                        or from established and broad-based access to the market for refinancing, or both.

SP-2    MIG-2; VMIG-2   Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3   Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                        preceding grades. Market access for refinancing, in
                        particular, is likely to be less well established.

'SP-4    MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly
                        speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan

o a bank

o a broker-dealer

o an insurance company

o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
ON THE INTERNET            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov
BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                             www.americancentury.com

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-36527   0402

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

    (a)        (1) Articles of  Incorporation  of Twentieth  Century  Investors,
          Inc.,  dated June 26,  1990  (filed  electronically  as Exhibit b1a to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (2) Articles of Amendment of Twentieth Century  Investors,  Inc.,
          dated  November  19,  1990  (filed  electronically  as Exhibit  b1b to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (3) Articles of Merger of Twentieth  Century  Investors,  Inc., a
          Maryland corporation and Twentieth Century Investors, Inc., a Delaware
          corporation,  dated February 22, 1991 (filed electronically as Exhibit
          b1c to Post-Effective  Amendment No. 73 to the Registration  Statement
          of the Registrant on February 29, 1996, File No. 2-14213).

               (4) Articles of Amendment of Twentieth Century  Investors,  Inc.,
          dated  August  10,  1993  (filed  electronically  as  Exhibit  b1d  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (5) Articles Supplementary of Twentieth Century Investors,  Inc.,
          dated  September  2, 1993  (filed  electronically  as  Exhibit  b1e to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (6) Articles Supplementary of Twentieth Century Investors,  Inc.,
          dated  April  24,  1995  (filed   electronically  as  Exhibit  b1f  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (7) Articles Supplementary of Twentieth Century Investors,  Inc.,
          dated  October  11,  1995  (filed  electronically  as  Exhibit  b1g to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (8) Articles Supplementary of Twentieth Century Investors,  Inc.,
          dated  January  22,  1996  (filed  electronically  as  Exhibit  b1h to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

               (9) Articles Supplementary of Twentieth Century Investors,  Inc.,
          dated  March  11,  1996  (filed   electronically  as  Exhibit  b1i  to
          Post-Effective  Amendment No. 75 to the Registration  Statement of the
          Registrant on June 14, 1996, File No. 2-14213).

               (10) Articles Supplementary of Twentieth Century Investors, Inc.,
          dated  September  9, 1996  (filed  electronically  as  Exhibit  a10 to
          Post-Effective  Amendment No. 85 to the Registration  Statement of the
          Registrant on September 1, 1999, File No. 2-14213).

               (11) Articles of Amendment of Twentieth Century Investors,  Inc.,
          dated  December  2,  1996  (filed  electronically  as  Exhibit  b1j to
          Post-Effective  Amendment No. 76 to the Registration  Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

               (12) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated December 2, 1996 (filed  electronically  as Exhibit b1k to
          Post-Effective  Amendment No. 76 to the Registration  Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

               (13) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc.,  dated July 28,  1997  (filed  electronically  as Exhibit b1l to
          Post-Effective  Amendment No. 78 to the Registration  Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

               (14) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated November 28, 1997 (filed  electronically as Exhibit a13 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

               (15)  Certificate  of  Correction  to Articles  Supplementary  of
          American  Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed electronically  as Exhibit a14 to  Post-Effective  Amendment No. 83 to
          the  Registration  Statement of the  Registrant  on February 26, 1999,
          File No. 2-14213).

               (16) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated December 18, 1997 (filed  electronically as Exhibit b1m to
          Post-Effective  Amendment No. 78 to the Registration  Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

               (17) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated January 25, 1999 (filed  electronically  as Exhibit a16 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

               (18) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated February 16, 1999 (filed  electronically as Exhibit a17 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

               (19) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc.,  dated  August 2, 1999 (filed  electronically  as Exhibit a19 to
          Post-Effective  Amendment No. 89 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

               (20) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated November 11, 1999 (filed  electronically as Exhibit a19 to
          Post-Effective  Amendment No. 87 to the Registration  Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

               (21) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc.,  dated  March 5, 2001  (filed  electronically  as Exhibit a21 to
          Post-Effective  Amendment No. 93 to the Registration  Statement of the
          Registrant on April 20, 2001, File No. 2-14213).

               (22) Certificate of Correction to Articles  Supplementary,  dated
          April 3, 2001 (filed  electronically  as Exhibit a22 to Post-Effective
          Amendment No. 93 to the  Registration  Statement of the  Registrant on
          April 20, 2001, File No. 2-14213).

               (23) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc.,  dated June 14,  2002  (filed  electronically  as Exhibit a23 to
          Post-Effective  Amendment No. 98 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 2-14213).

               (24)  Certificate  of  Correction  to Articles  Supplementary  of
          American  Century  Mutual  Funds,  Inc.,  dated June 25,  2002  (filed electronically  as Exhibit a24 to  Post-Effective  Amendment No. 98 to
          the Registration Statement of the Registrant on October 10, 2002, File
          No. 2-14213).

               (25) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc., dated February 12, 2003 (filed  electronically as Exhibit a25 to
          Post-Effective  Amendment No. 100 to the Registration Statement of the
          Registrant on February 28, 2003, File No. 2-14213).

               (26)  Certificate  of  Correction  to Articles  Supplementary  of
          American  Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed electronically as Exhibit a26 to  Post-Effective  Amendment No. 101 to
          the  Registration  Statement of the Registrant on June 16, 2003,  File
          No. 2-14213).

               (27) Articles  Supplementary  of American  Century  Mutual Funds,
          Inc.  dated  August 14, 2003 (filed  electronically  as Exhibit a27 to
          Post-Effective  Amendment No. 102 to the Registration Statement of the
          Registrant on August 28, 2003, File No. 2-14213).

    (b)        (1) By-laws (filed electronically as Exhibit b2 to Post-Effective
          Amendment No. 73 to the  Registration  Statement of the  Registrant on
          February 29, 1996, File No. 2-14213).

               (2) Amendment to By-laws (filed  electronically as Exhibit b2b to
          Post-Effective  Amendment  No.  9 to  the  Registration  Statement  of
          American Century Capital  Portfolios,  Inc. on February 17, 1998, File
          No. 33-64872).

    (c)        Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh, and Article Eighth, of
          Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to
          Post-Effective  Amendment No. 76 on Form N-1A of the  Registrant,  and
          Article  Fifth of  Registrant's  Articles of  Amendment,  appearing as
          Exhibit (a)(4) to Post-Effective  Amendment No. 76 on Form N-1A of the
          Registrant,  to the  Registration  Statement on February 28, 1997; and
          Sections  3, 4, 5, 6, 7, 8, 9, 10,  11, 22, 24, 25, 30, 31, 33, 39, 45
          and  46  of  Registrant's  By-Laws  appearing  as  Exhibit  (b)(2)  to
          Post-Effective  Amendment  No. 73 on Form N-1A,  and  Sections  25, 30
          &  31 of  Registrant's  By-Laws  appearing  as  Exhibit  (b)(2) to
          Post-Effective  Amendment  No.  9 on  Form  N-1A of  American  Century
          Capital Portfolios, Inc., File No. 33-64872.

    (d)        (1)  Management   Agreement  with  American  Century   Investment
          Management,  Inc.,  dated  August 1,  1997  (filed  electronically  as
          Exhibit  b5 to  Post-Effective  Amendment  No. 78 to the  Registration
          Statement of the Registrant on February 26, 1998, File No. 2-14213).

               (2) Addendum to the Management  Agreement  with American  Century
          Investment   Management,   Inc.,   dated  September  15,  1997  (filed
          electronically as Exhibit d2 to Post-Effective Amendment No. 89 to the
          Registration Statement of the Registrant on December 1, 2000, File No.
          2-14213).

               (3) Addendum to the Management  Agreement  with American  Century
          Investment   Management,   Inc.,   dated   February  16,  1999  (filed
          electronically as Exhibit d2 to Post-Effective Amendment No. 83 to the
          Registration  Statement of the  Registrant on February 26, 1999,  File
          No. 2-14213).

               (4) Addendum to the Management  Agreement  with American  Century
          Investment   Management,   Inc.,   dated   November  30,  1999  (filed
          electronically as Exhibit d3 to Post-Effective Amendment No. 87 to the
          Registration  Statement of the  Registrant on November 29, 1999,  File
          No. 2-14213).

               (5) Amendment  No. 1 to the  Management  Agreement  with American
          Century  Investment  Management,  Inc.,  dated  August 1, 2000  (filed electronically as Exhibit d5 to Post-Effective Amendment No. 89 to the
          Registration Statement of the Registrant on December 1, 2000, File No.
          2-14213).

               (6) Addendum to the Management  Agreement  with American  Century
          Investment  Management,  Inc., dated May 1, 2001 (filed electronically as Exhibit d6 to  Post-Effective  Amendment No. 93 to the Registration
          Statement of the Registrant on April 20, 2001, File No. 2-14213).

               (7) Addendum to the Management  Agreement  with American  Century
          Investment   Management,   Inc.,   dated   September  3,  2002  (filed
          electronically as Exhibit d7 to Post-Effective Amendment No. 98 to the
          Registration Statement of the Registrant on October 10, 2002, File No.
          2-14213).

               (8) Amendment  No. 2 to the  Management  Agreement  with American
          Century Investment Management,  Inc., dated August 1, 2003 is included herein.

               (9) Addendum to the Management  Agreement  with American  Century
          Investment   Management,   Inc.,   dated   August  29,   2003   (filed
          electronically as Exhibit d8 to  Post-Effective  Amendtment No. 102 to
          the Registration  Statement of the Registrant on August 28, 2003, File
          No. 2-14213).

    (e)        (1) Amended and Restated  Distribution  Agreement  with  American
          Century  Investment  Services,  Inc.,  dated  September 3, 2002 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 35 to the
          Registration   Statement  of  American  Century   Municipal  Trust  on
          September 30, 2002, File No. 2-91229).

               (2)  Amendment  No. 1 to the  Amended and  Restated  Distribution
          Agreement  with American  Century  Investment  Services,  Inc.,  dated
          December   31,   2002   (filed   electronically   as   Exhibit  e2  to
          Post-Effective  Amendment  No.  4 to  the  Registration  Statement  of
          American  Century  Variable  Portfolios II, Inc. on December 20, 2002,
          File No. 333-46922).

               (3)  Amendment  No. 2 to the  Amended and  Restated  Distribution
          Agreement  with American  Century  Investment  Services,  Inc.,  dated
          August 29, 2003 (filed  electronically as Exhibit e3 to Post-Effective
          Amendment  No. 17 to the  Registration  Statement of American  Century
          Strategic  Asset  Allocations,  Inc.  on  August  28,  2003,  File No.
          33-79482).

    (f)        Not Applicable.

    (g)        (1) Master  Agreement with Commerce Bank, N.A., dated January 22,
          1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment
          No. 76 to the Registration Statement of the Registrant on February 28,
          1997, File No. 2-14213).

               (2) Global Custody Agreement with The Chase Manhattan Bank, dated
          August 9, 1996 (filed  electronically  as Exhibit b8 to Post-Effective
          Amendment  No. 31 to the  Registration  Statement of American  Century
          Government Income Trust on February 7, 1997, File No. 2-99222).

               (3)  Amendment  to the Global  Custody  Agreement  with The Chase
          Manhattan  Bank,  dated  December  9, 2000  (filed  electronically  as
          Exhibit  g2 to  Pre-Effective  Amendment  No.  2 to  the  Registration
          Statement of American Century Variable  Portfolios II, Inc. on January
          9, 2001, File No. 333-46922).

    (h)        (1) Transfer Agency  Agreement with Twentieth  Century  Services,
          Inc., dated as of March 1, 1991 (filed  electronically as Exhibit 9 to
          Post-Effective  Amendment No. 76 to the Registration  Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

               (2)  Credit   Agreement  with  The  Chase   Manhattan   Bank,  as
          Administrative   Agent,   dated  as  of   December   18,  2001  (filed
          electronically as Exhibit h9 to Post-Effective Amendment No. 33 to the
          Registration  Statement of American  Century  California  Tax-Free and
          Municipal Funds on December 28, 2001, File No. 2-82734).

               (3) Customer  Identification  Program  Reliance  Agreement  dated
          October 1, 2003 (filed electronically as Exhibit h10 to Post-Effective
          Amendment  No. 40 to the  Registration  Statement of American  Century
          Municipal Trust on September 30, 2003, File No. 2-91229).

    (i)        Opinion and Consent of Counsel to be filed by amendment.

    (j)        (1)  Consent  of  Deloitte  &  Touche,  LLP  to be  filed  by amendment.

               (2)  Power  of   Attorney,   dated   November   15,  2002  (filed
          electronically  as Exhibit  j2 to the  Registration  Statement  of the
          Registrant on December 17, 2002, File No. 2-14213).

               (3)  Power of  Attorney,  dated  November  15,  2002 is  included herein.

               (4)  Secretary's  Certificate,  dated  November  25,  2002 (filed electronically  as Exhibit  j3 to the  Registration  Statement  of the
          Registrant on December 17, 2002, File No. 2-14213).

    (k)        Not applicable.

    (l)        Not applicable.

    (m)        (1) Master  Distribution  and Shareholder  Services Plan (Advisor
          Class), dated September 3, 1996 (filed  electronically as Exhibit b15a to  Post-Effective  Amendment No. 9 to the  Registration  Statement of
          American Century Capital  Portfolios,  Inc. on February 17, 1998, File
          No. 33-64872).

               (2) Amendment No. 1 to the Master  Distribution  and  Shareholder
          Services   Plan   (Advisor   Class),   dated  June  13,   1997  (filed
          electronically as Exhibit b15b to  Post-Effective  Amendment No. 77 to
          the  Registration  Statement of the Registrant on July 17, 1997,  File
          No. 2-14213).

               (3) Amendment No. 2 to the Master  Distribution  and  Shareholder
          Services  Plan  (Advisor  Class),  dated  September  30,  1997  (filed electronically as Exhibit b15c to  Post-Effective  Amendment No. 78 to
          the  Registration  Statement of the  Registrant  on February 26, 1998,
          File No. 2-14213).

               (4) Amendment No. 3 to the Master  Distribution  and  Shareholder
          Services   Plan   (Advisor   Class),   dated  June  30,   1998  (filed
          electronically as Exhibit b15e to  Post-Effective  Amendment No. 11 to
          the  Registration  Statement of American  Century Capital  Portfolios,
          Inc. on June 26, 1998, File No. 33-39242).

               (5) Amendment No. 4 to the Master  Distribution  and  Shareholder
          Services  Plan  (Advisor  Class),   dated  November  13,  1998  (filed
          electronically as Exhibit b15e to  Post-Effective  Amendment No. 12 to
          the  Registration  Statement of American  Century  World Mutual Funds,
          Inc. on November 13, 1998, File No. 33-39242).

               (6) Amendment No. 5 to the Master  Distribution  and  Shareholder
          Services  Plan  (Advisor  Class),   dated  February  16,  1999  (filed
          electronically as Exhibit m6 to Post-Effective Amendment No. 83 to the
          Registration  Statement of the  Registrant on February 26, 1999,  File
          No. 2-14213).

               (7) Amendment No. 6 to the Master  Distribution  and  Shareholder
          Services   Plan   (Advisor   Class),   dated  July  30,   1999  (filed
          electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Capital Portfolios, Inc. on
          July 29, 1999, File No. 33-64872).

               (8) Amendment No. 7 to the Master  Distribution  and  Shareholder
          Services  Plan  (Advisor  Class),   dated  November  19,  1999  (filed
          electronically as Exhibit m8 to Post-Effective Amendment No. 87 to the
          Registration  Statement of the  Registrant on November 29, 1999,  File
          No. 2-14213).

               (9) Amendment No. 8 to the Master  Distribution  and  Shareholder
          Services   Plan   (Advisor   Class),   dated   June  1,  2000   (filed
          electronically as Exhibit m9 to Post-Effective Amendment No. 19 to the
          Registration Statement of American Century World Mutual Funds, Inc. on
          May 24, 2000, File No. 33-39242).

               (10) Amendment No. 9 to the Master  Distribution  and Shareholder
          Services   Plan   (Advisor   Class),   dated  April  30,  2001  (filed
          electronically  as Exhibit m10 to  Post-Effective  Amendment No. 24 to
          the  Registration  Statement of American  Century  World Mutual Funds,
          Inc. on April 19, 2001, File No. 33-39242).

               (11) Amendment No. 10 to the Master  Distribution and Shareholder
          Services  Plan  (Advisor   Class),   dated  December  3,  2001  (filed
          electronically  as Exhibit m11 to  Post-Effective  Amendment No. 94 to
          the  Registration  Statement of the  Registrant  on December 13, 2001,
          File No. 2-14213).

               (12) Amendment No. 11 to the Master  Distribution and Shareholder
          Services  Plan  (Advisor  Class),   dated  September  3,  2002  (filed
          electronically  as Exhibit m12 to  Post-Effective  Amendment No. 26 to
          the  Registration  Statement of American  Century  World Mutual Funds,
          Inc. on October 1, 2002, File No. 33-39242).

               (13) Master Distribution and Individual Shareholder Services Plan
          (C Class), dated March 1, 2001 (filed electronically as Exhibit m11 to
          Post-Effective  Amendment  No.  24 to the  Registration  Statement  of
          American Century World Mutual Funds,  Inc. on April 19, 2001, File No.
          33-39242).

               (14)  Amendment  No.  1 to  Master  Distribution  and  Individual
          Shareholder  Services  Plan (C Class),  dated  April 30,  2001  (filed electronically  as Exhibit m12 to  Post-Effective  Amendment No. 24 to
          the  Registration  Statement of American  Century  World Mutual Funds,
          Inc. on April 19, 2001, File No. 33-39242).

               (15)  Amendment  No.  2 to  Master  Distribution  and  Individual
          Shareholder  Services Plan (C Class),  dated  September 3, 2002 (filed electronically  as Exhibit m15 to  Post-Effective  Amendment No. 26 to
          the  Registration  Statement of American  Century  World Mutual Funds,
          Inc. on October 1, 2002, File No. 33-39242).

               (16) Master Distribution and Individual Shareholder Services Plan
          (A Class) dated September 3, 2002 (filed  electronically as Exhibit m6 to  Post-Effective  Amendment No. 34 to the Registration  Statement of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

               (17) Master Distribution and Individual Shareholder Services Plan
          (B Class) dated September 3, 2002 (filed  electronically as Exhibit m7 to  Post-Effective  Amendment No. 34 to the Registration  Statement of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

               (18) Master Distribution and Individual Shareholder Services Plan
          (R Class) dated August 29, 2003 (filed  electronically  as Exhibit m16 to  Post-Effective  Amendment No. 17 to the Registration  Statement of
          American Century Strategic Asset Allocations, Inc. on August 28, 2003,
          File No. 33-79482).

    (n)        (1) Amended and Restated  Multiple Class Plan dated  September 3,
          2002 (filed  electronically as Exhibit n1 to Post-Effective  Amendment
          No. 35 to the Registration  Statement of American  Century  California
          Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

               (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class
          Plan dated  December 31, 2002 (filed  electronically  as Exhibit n2 to
          Post-Effective  Amendment  No.  39 to the  Registration  Statement  of
          American  Century  Municipal  Trust on  December  23,  2002,  File No.
          2-91229).

               (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class
          Plan,  dated  August 29, 2003 (filed  electronically  as Exhibit n3 to
          Post-Effective  Amendment  No.  17 to the  Registration  Statement  of
          American Century Strategic Asset Allocations, Inc. on August 28, 2003,
          File No. 33-79482).

    (o)        Reserved.

    (p)        American Century Investments Code of Ethics (filed electronically as Exhibit p to  Post-Effective  Amendment No. 35 to the  Registration
          Statement of American Century California  Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

ITEM 24.  Persons  Controlled  by or Under Common  Control with  Registrant.

     None.

ITEM 25. Indemnification.

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Adviser.

     None.

ITEM 27. Principal Underwriter.

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal        Positions and Offices        Positions and Offices
Business Address*          with Underwriter              with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Chairman and Director              Chairman and
                                                             Director

James E. Stowers III      Co-Chairman and Director           Director

William M. Lyons          President, Chief Executive         President
                          Officer and Director

Robert T. Jackson         Executive Vice President,          Executive Vice
                          Chief Financial Officer            President
                          and Chief Accounting Officer

Joseph Greene             Senior Vice President              none

Brian Jeter               Senior Vice President              none

Mark Killen               Senior Vice President              none

Dave Larrabee             Senior Vice President              none

Barry Mayhew              Senior Vice President              none

David C. Tucker           Senior Vice President              Senior Vice
                          and General Counsel                President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century Mutual Funds,  Inc.,  American  Century Services
Corporation and American  Century  Investment  Management,  Inc., all located at
American Century, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment No. 103 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 1st day of December, 2003.

                               American Century Mutual Funds, Inc.
                               (Registrant)

                               By: /s/ William M. Lyons
                                   -----------------------------------------
                                   President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 103 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                                  Date
---------                     -----                                  ----

*William M. Lyons            President and                   December 1, 2003
William M. Lyons             Principal Executive Officer

*Maryanne Roepke             Senior Vice President,          December 1, 2003
Maryanne Roepke              Treasurer and Chief
                             Accounting Officer

*James E. Stowers, Jr.       Chairman of the Board and       December 1, 2003
James E. Stowers, Jr.        Director

*James E. Stowers III        Director                        December 1, 2003
James E. Stowers III

*Thomas A. Brown             Director                        December 1, 2003
Thomas A. Brown

*Andrea C. Hall, Ph.D.       Director                        December 1, 2003
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                        December 1, 2003
D. D. (Del) Hock

*Donald H. Pratt             Director                        December 1, 2003
Donald H. Pratt

*Gale E. Sayers              Director                        December 1, 2003
Gale E. Sayers

*M. Jeannine Strandjord      Director                        December 1, 2003
M. Jeannine Strandjord

*Timothy S. Webster          Director                        December 1, 2003
Timothy S. Webster

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact